Statement of Additional Information for

IVA —

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Products and financial services provided by:

American United Life Insurance Company®

a OneAmerica® company

P.O. Box 368, Indianapolis, Indiana 46206-03681-

317-285-1877

May 1, 2022

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2022

AUL American Individual Unit Trust

Individual Variable Annuity Contracts

Offered By

American United Life Insurance Company®

One American Square Indianapolis, Indiana 46206-0368

(800) 537-6442

www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Individual Unit Trust, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by mailing to American United Life Insurance Company® (“AUL”) at the address listed above.

Contents of the Statement of Additional Information

GENERAL INFORMATION AND HISTORY
DISTRIBUTION OF CONTRACTS
CUSTODY OF ASSETS
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS
403(b) Programs
408 and 408A Programs
Employee Benefit Plans
457 Programs
Tax Penalty for All Annuity Contracts
Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities
PORTFOLIO COMPANIES UNDER THE CONTRACT
FINANCIALS
NOTES TO FINANCIAL STATEMENTS
Report of Independent Auditors on Statutory Financial Statements and Supplemental Schedules
Report of Independent Registered Public Accounting Firm

GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Unit Trust (the “Variable Account”), see the section entitled Information about AUL, The Variable Account, and The Funds” in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter for the variable annuity contracts (the “Contracts”) described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, is the distributor of the Contracts.

OneAmerica Securities, Inc. is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so.  The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers.  The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts.  The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority (FINRA).

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL.  The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL’s General Account assets.  AUL maintains records of all purchases and redemptions of shares of the Funds.

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a “regulated investment company” under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of Programs).

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Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account’s share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three (3) investments, and no more than 90 percent may be represented by any four (4) investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. governmental agency or instrumentality generally are treated the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 as securities of separate issuers.

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus.  The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions.  Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs. Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract distribution occurs, either as a lump- sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amount of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

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403(b) Programs

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner’s gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner’s salary reduction Premiums to $20,500 for 2022. The limit may be reduced by salary reduction Premiums to another type of retirement plan.  A Contract Owner with at least fifteen (15) years of service for a “qualified employer” (i.e. an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.  If you are age fifty (50) or older, an additional catch-up contribution of $6,500 is allowed.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner’s salary reduction Premiums to a Section 403(b) Program that will be excludible from an employee’s gross income in a given year.  The Section 415(c) limit is the lesser of (a) $61,000 in 2022, or (b) 100 percent of the Contract Owner’s annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts “rolled over” from another Section 403(b) Program. A Contract Owner who receives an “eligible rollover distribution will be permitted either to roll over such amount to another Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An “eligible rollover distribution” means any distribution to a Contract Owner of all or any taxable portion of the balance of  his  credit  under  a  Section  403(b)  Program,  other  than  a required minimum distribution to a Contract Owner who has reached age 72 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and Contract Owner’s beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 and 408A Programs

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account (“IRA”), and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service.

Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency and will have the right to revoke the Contract under certain circumstances.

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If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludible from the taxable income of the employee when paid.

Deferrals by an eligible individual to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $19,500, or (b) 100 percent of the Contract Owner’s includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs.

The Section 457(b) limit is increased during the last three (3) years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

Employee Benefit Plans

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.  Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $6,500 per year and thereafter or the Contract Owner’s annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $6,500 limit. The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse’s gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a) 25 percent of the Contract Owner’s compensation, or (b) $57,000. Premiums paid through salary reduction are subject to additional annual limits. Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 Programs

A participant’s annual compensation.  Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit-sharing plan are subject to additional annual limits.

Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the participant will receive under the plan formula.  The maximum annual benefit any participant may receive under an Employer’s defined benefit plan is limited under Section 415(b) of the Internal Revenue Code.

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Tax Penalty for All Annuity Contracts

Any distribution made to a Contract Owner who is a participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

(a)  the Contract Owner has attained age 59 1/2;

(b)  the Contract Owner has died; or

(c)  the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

Withholding for Employee Benefit Plans and Tax-Free Deferred Annuities

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump- sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to afterr-tax Premiums.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax free.  The balance of the distribution will generally be treated as ordinary income.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the participant in the year made, if any, is excluded from gross income as a return of the participant’s investment. The portion so excluded is determined at the time the payments commence by dividing the participant’s investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the participant’s investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant’s final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludible.

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The applicable annual limits on Premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total Premiums paid on behalf of a Contract Owner who is a participant  to  all  defined  contribution  plans maintained  by  an Employer  are  limited  under  Section  415(c)  of  the  Internal Revenue Code to the lesser of (a) $57,000, or (b) 100 percent of All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient’s withholding certificate.

If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

PORTFOLIO COMPANIES UNDER THE CONTRACT

The following list of Portfolio Companies under the Contract.  More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at OneAmerica | OneAmerica Resources.  You can request this information at no cost by calling 1-877-285-3863 or by sending an email to investments.rs@oneamerica.com.

FUND IDENTIFIER	ASSET CLASS	FUND NAME	SHARE CLASS
04-376	Foreign Equity	AB VPS International Growth Portfolio	A
04-377	Foreign Equity	AB VPS International Value Portfolio	A
04-378	Mid Cap Equity	AB VPS Small/Mid Cap Value Portfolio	A
04-500	Large Cap Equity	Alger Large Cap Growth Portfolio	I-2
04-515	Small Cap Equity	Alger Small Cap Growth Portfolio	I-2
04-410	Mid Cap Equity	American Century VP Capital Appreciation Fund	I
04-425	Balanced	American Century VP Income & Growth Fund	I
04-420	Foreign Equity	American Century VP International Fund	I
04-397	Mid Cap Equity	American Century VP Mid Cap Value Fund	II
04-122	Large Cap Equity	American Century VP Ultra Fund	I
04-520	Mid Cap Equity	Calvert VP SRI Mid Cap Growth Portfolio	N/A
04-382	Small Cap Equity	Columbia Variable Portfolio-Small Cap Value Fund	1
04-384	Specialty	Columbia Variable Portfolio-US Government Mortgage Fund	1
04-646	Small Cap Equity	BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio	Service

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Portfolio Companies Under Contract (continued)

04-650	Specialty	BNY Mellon Investment Portfolios, Technology Growth Portfolio	Service
04-645	Large Cap Equity	BNY Mellon Variable Investment Fund, Appreciation Portfolio	Service
04-230	Balanced	Fidelity VIP Asset Manager Portfolio	Initial
04-245	Large Cap Equity	Fidelity VIP Contrafund Portfolio	Initial
04-205	Large Cap Equity	Fidelity VIP Equity-Income Portfolio	Initial
04-163	Managed Asset Allocation	Fidelity VIP Freedom 2005 Portfolio	Initial
04-162	Managed Asset Allocation	Fidelity VIP Freedom 2010 Portfolio	Initial
04-161	Managed Asset Allocation	Fidelity VIP Freedom 2015 Portfolio	Initial
04-159	Managed Asset Allocation	Fidelity VIP Freedom 2020 Portfolio	Initial
04-158	Managed Asset Allocation	Fidelity VIP Freedom 2025 Portfolio	Initial
04-157	Managed Asset Allocation	Fidelity VIP Freedom 2030 Portfolio	Initial
04-164	Managed Asset Allocation	Fidelity VIP Freedom Income Portfolio	Initial
04-210	Large Cap Equity	Fidelity VIP Growth Portfolio	Initial
04-215	High Yield Bond	Fidelity VIP High Income Portfolio	Initial
04-225	Large Cap Equity	Fidelity VIP Index 500 Portfolio	Initial
04-941	Mid Cap Equity	Fidelity VIP Mid Cap Portfolio	Service 2
04-220	Foreign Equity	Fidelity VIP Overseas Portfolio	Initial
04-908	Balanced	Franklin Allocation VIP Fund	1
04-906	Small Cap Equity	Franklin Small Cap Value VIP Fund	1
04-909	World Stock	Templeton Foreign VIP Fund	2
04-907	Intermediate Bond	Templeton Global Bond VIP Fund	1
04-CGK	Fixed Interest Cash	Goldman Sachs VIT Government Money Market Fund	Service
04-826	Large Cap Equity	Invesco V.I. Core Equity Fund	Series II
04-861	Large Cap Equity	Invesco V.I. Diversified Dividend Fund	Series I
04-825	Specialty	Invesco V.I. Global Real Estate Fund	Series I
04-815	Specialty	Invesco V.I. Health Care Fund	Series I
04-830	High Yield Bond	Invesco V.I. High Yield Fund	Series I
04-827	Foreign Equity	Invesco V.I. International Growth Fund	Series II
04-611	Balanced	Janus Henderson Balanced Portfolio	Service
04-607	Intermediate Bond	Janus Henderson Flexible Bond Portfolio	Institutional
04-602	Large Cap Equity	Janus Henderson Forty Portfolio	Institutional
04-606	World Stock	Janus Henderson Global Research Portfolio	Institutional
04-259	Mid Cap Equity	Janus Henderson Mid Cap Value Portfolio	Service
04-609	Foreign Equity	Janus Henderson Overseas Portfolio	Service
04-866	Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio	Service
04-870	Small Cap Equity	Neuberger Berman Mid Cap Intrinsic Value Portfolio	I
04-875	Short Term Bond	Neuberger Berman Short Duration Bond Portfolio	I
04-CPG	Intermediate Bond	Pioneer Bond VCT Portfolio	I
04-CPF	Large Cap Equity	Pioneer Equity Income VCT Portfolio	I

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Portfolio Companies Under Contract (continued)

04-598	Mid Cap Equity	Pioneer Equity Income VCT Portfolio	II
04-596	Large Cap Equity	Pioneer Fund VCT Portfolio	I
04-597	Mid Cap Equity	Pioneer Select Mid Cap Growth VCT Portfolio	I
04-750	Small Cap Equity	Royce Capital Small-Cap Portfolio	Investor
04-124	Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio	N/A
04-580	Large Cap Equity	T. Rowe Price Equity Income Portfolio	N/A
04-585	Short Term Bond	T. Rowe Price Limited-Term Bond Portfolio	N/A
04-126	Balanced	Timothy Plan Conservative Growth Variable	N/A
04-127	Balanced	Timothy Plan Strategic Growth Variable	N/A
04-190	Large Cap Equity	Vanguard VIF Diversified Value Portfolio	N/A
04-118	Mid Cap Equity	Vanguard VIF Mid-Cap Index Portfolio	N/A
04-119	Small Cap Equity	Vanguard VIF Small Company Growth Portfolio	N/A
04-121	Intermediate Bond	Vanguard VIF Total Bond Market Index Portfolio	N/A

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AUL American Individual Unit Trust Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$27,869	$19,027	1,343
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$27,869

	Net Assets	Units Outstanding	Accumulation Unit Value
	$27,869	1,925	$14.48

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$182
Mortality & expense charges			(341)
Net investment income (loss)			(159)

Gain (loss) on investments:
Net realized gain (loss)			588
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,888
Net gain (loss)			6,476

Increase (decrease) in net assets from operations			$6,317

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(159)	$(128)
Net realized gain (loss)		588	(1,382)
Realized gain distributions		-	796
Net change in unrealized appreciation (depreciation)		5,888	845
Increase (decrease) in net assets from operations		6,317	131

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(1,835)	(3,951)
Account charges		(5)	(7)
Increase (decrease)		(1,840)	(3,957)
Net increase (decrease)		4,477	(3,826)
Net assets, beginning		23,392	27,218
Net assets, ending		$27,869	$23,392

Units sold		(1)	278
Units redeemed		(136)	(794)
Net increase (decrease)		(137)	(516)
Units outstanding, beginning		2,062	2,578
Units outstanding, ending		1,925	2,062

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$95,970
Cost of units redeemed/account charges			(113,939)
Net investment income (loss)			(1,690)
Net realized gain (loss)			19,696
Realized gain distributions			18,990
Net change in unrealized appreciation (depreciation)			8,842
Net assets			$27,869

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.48	2	$28	1.25%	27.6%
12/31/2020	11.35	2	23	1.25%	7.4%
12/31/2019	10.56	3	27	1.25%	19.8%
12/31/2018	8.81	1	7	1.25%	-19.0%
12/31/2017	10.88	1	14	1.25%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.5%
2019	0.2%
2018	0.3%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Columbia Variable Portfolio-US Govt Mortgage Fund 1 Class - 04-384 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$5.69

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-
Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$110,828
Cost of units redeemed/account charges			(110,634)
Net investment income (loss)			(501)
Net realized gain (loss)			305
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.69	0	$0	1.25%	-2.2%
12/31/2020	5.81	0	0	1.25%	3.8%
12/31/2019	5.60	0	0	1.25%	5.4%
12/31/2018	5.31	0	0	1.25%	0.6%
12/31/2017	5.28	0	0	1.25%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Diversified Dividend Fund Series I Class - 04-861

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$18,829	$16,756	631
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$18,829

	Net Assets	Units Outstanding	Accumulation Unit Value
	$18,829	1,517	$12.41

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$391
Mortality & expense charges			(225)
Net investment income (loss)			166

Gain (loss) on investments:
Net realized gain (loss)			60
Realized gain distributions			70
Net change in unrealized appreciation (depreciation)			2,568
Net gain (loss)			2,698

Increase (decrease) in net assets from operations			$2,864

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$166	$287
Net realized gain (loss)		60	(89)
Realized gain distributions		70	398
Net change in unrealized appreciation (depreciation)		2,568	(862)

Increase (decrease) in net assets from operations		2,864	(266)

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		(736)	(690)
Account charges		-	-
Increase (decrease)		(735)	(690)
Net increase (decrease)		2,129	(956)
Net assets, beginning		16,700	17,656
Net assets, ending		$18,829	$16,700

Units sold		(1)	-
Units redeemed		(62)	(72)
Net increase (decrease)		(63)	(72)
Units outstanding, beginning		1,580	1,652
Units outstanding, ending		1,517	1,580

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,750
Cost of units redeemed/account charges			(16,566)
Net investment income (loss)			1,083
Net realized gain (loss)			3,790
Realized gain distributions			1,699
Net change in unrealized appreciation (depreciation)			2,073
Net assets			$18,829

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.41	2	$19	1.25%	17.4%
12/31/2020	10.57	2	17	1.25%	-1.1%
12/31/2019	10.69	2	18	1.25%	23.5%
12/31/2018	8.65	0	0	1.25%	-8.7%
12/31/2017	9.48	0	0	1.25%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.2%
2020	2.8%
2019	5.5%
2018	0.0%
2017	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Health Care Fund Series I Class - 04-815

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$93,033	$77,919	2,747
Receivables: investments sold	-
Payables: investments purchased	(3)
Cumulative net assets	$93,030

	Net Assets	Units Outstanding	Accumulation Unit Value
	$93,030	4,668	$19.93

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$190
Mortality & expense charges			(1,219)
Net investment income (loss)			(1,029)

Gain (loss) on investments:
Net realized gain (loss)			5,787
Realized gain distributions			9,915
Net change in unrealized appreciation (depreciation)			(5,119)
Net gain (loss)			10,583

Increase (decrease) in net assets from operations			$9,554

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(1,029)	$(926)
	Net realized gain (loss)	5,787	480
	Realized gain distributions	9,915	2,406
	Net change in unrealized appreciation (depreciation)	(5,119)	10,840

	Increase (decrease) in net assets from operations	9,554	12,800

	Contract owner transactions:
	Proceeds from units sold	488	-
	Cost of units redeemed	(28,825)	(3,360)
	Account charges	(59)	(66)
	Increase (decrease)	(28,396)	(3,426)
	Net increase (decrease)	(18,842)	9,374
	Net assets, beginning	111,872	102,498
	Net assets, ending	$93,030	$111,872

	Units sold	27	-
	Units redeemed	(1,584)	(222)
	Net increase (decrease)	(1,557)	(222)
	Units outstanding, beginning	6,225	6,447
	Units outstanding, ending	4,668	6,225

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$375,215
Cost of units redeemed/account charges			(392,067)
Net investment income (loss)			(14,325)
Net realized gain (loss)			33,574
Realized gain distributions			75,519
Net change in unrealized appreciation (depreciation)			15,114
Net assets			$93,030

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$19.93	5	$93	1.25%	10.9%
12/31/2020	17.97	6	112	1.25%	13.0%
12/31/2019	15.90	6	102	1.25%	30.9%
12/31/2018	12.15	8	97	1.25%	-0.4%
12/31/2017	12.19	9	109	1.25%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.3%
2019	0.0%
2018	0.0%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Global Real Estate Fund Series I Class - 04-825

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$106,479	$88,403	5,918
Receivables: investments sold	-
Payables: investments purchased	(3)
Cumulative net assets	$106,476

	Net Assets	Units Outstanding	Accumulation Unit Value
	$106,476	9,603	$11.09

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$2,672
Mortality & expense charges			(1,242)
Net investment income (loss)			1,430

Gain (loss) on investments:
Net realized gain (loss)			946
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,965
Net gain (loss)			19,911

Increase (decrease) in net assets from operations			$21,341

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$1,430	$3,582
	Net realized gain (loss)	946	578
	Realized gain distributions	-	2,464
	Net change in unrealized appreciation (depreciation)	18,965	(16,548)

	Increase (decrease) in net assets from operations	21,341	(9,924)

	Contract owner transactions:
	Proceeds from units sold	1	29,138
	Cost of units redeemed	(5,435)	(4,262)
	Account charges	(48)	(57)
	Increase (decrease)	(5,482)	24,819
	Net increase (decrease)	15,859	14,895
	Net assets, beginning	90,617	75,722
	Net assets, ending	$106,476	$90,617

	Units sold	(1)	3,657
	Units redeemed	(542)	(852)
	Net increase (decrease)	(543)	2,805
	Units outstanding, beginning	10,146	7,341
	Units outstanding, ending	9,603	10,146

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,680,662
Cost of units redeemed/account charges			(1,660,485)
Net investment income (loss)			65,626
Net realized gain (loss)			(128,498)
Realized gain distributions			131,095
Net change in unrealized appreciation (depreciation)			18,076
Net assets			$106,476

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.09	10	$106	1.25%	24.1%
12/31/2020	8.93	10	91	1.25%	-13.4%
12/31/2019	10.31	7	76	1.25%	21.5%
12/31/2018	8.49	8	72	1.25%	-7.3%
12/31/2017	9.16	9	84	1.25%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.7%
2020	5.3%
2019	5.0%
2018	3.7%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. High Yield Fund Series I Class - 04-830

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,205	$1,235	230
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,205

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,205	112	$10.75

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$58
Mortality & expense charges			(14)
Net investment income (loss)			44

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5)
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$38

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44	$52
Net realized gain (loss)		(1)	(9)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(5)	(31)

Increase (decrease) in net assets from operations		38	12

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(40)	(419)
Account charges		(2)	(3)
Increase (decrease)		(42)	(422)
Net increase (decrease)		(4)	(410)
Net assets, beginning		1,209	1,619
Net assets, ending		$1,205	$1,209

Units sold		(1)	-
Units redeemed		(3)	(42)
Net increase (decrease)		(4)	(42)
Units outstanding, beginning		116	158
Units outstanding, ending		112	116

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$203,976
Cost of units redeemed/account charges			(236,856)
Net investment income (loss)			32,362
Net realized gain (loss)			1,753
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(30)
Net assets			$1,205

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.75	0	$1	1.25%	3.1%
12/31/2020	10.42	0	1	1.25%	2.0%
12/31/2019	10.22	0	2	1.25%	12.1%
12/31/2018	9.11	1	7	1.25%	-4.6%
12/31/2017	9.55	1	12	1.25%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	4.8%
2020	4.9%
2019	7.9%
2018	3.8%
2017	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. Core Equity Fund Series II Class - 04-826

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,257	$2,061	60
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,257

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,257	125	$17.99

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9
Mortality & expense charges			(27)
Net investment income (loss)			(18)

Gain (loss) on investments:
Net realized gain (loss)			(21)
Realized gain distributions			50
Net change in unrealized appreciation (depreciation)			474
Net gain (loss)			503

Increase (decrease) in net assets from operations			$485

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18)	$(2)
Net realized gain (loss)		(21)	(47)
Realized gain distributions		50	420
Net change in unrealized appreciation (depreciation)		474	(155)

Increase (decrease) in net assets from operations		485	216

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(132)	(111)
Account charges		(3)	(3)
Increase (decrease)		(135)	(114)
Net increase (decrease)		350	102
Net assets, beginning		1,907	1,805
Net assets, ending		$2,257	$1,907

Units sold		(1)	-
Units redeemed		(7)	(9)
Net increase (decrease)		(8)	(9)
Units outstanding, beginning		133	142
Units outstanding, ending		125	133

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,655
Cost of units redeemed/account charges			(1,494)
Net investment income (loss)			(91)
Net realized gain (loss)			(267)
Realized gain distributions			1,258
Net change in unrealized appreciation (depreciation)			196
Net assets			$2,257

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$17.99	0	$2	1.25%	25.8%
12/31/2020	14.30	0	2	1.25%	12.2%
12/31/2019	12.75	0	2	1.25%	27.1%
12/31/2018	10.04	0	2	1.25%	-10.7%
12/31/2017	11.24	0	2	1.25%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.0%
2019	0.1%
2018	0.0%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Invesco V.I. International Growth Fund Series II Class - 04-827

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$29,438	$26,316	722
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$29,437

	Net Assets	Units Outstanding	Accumulation Unit Value
	$29,437	2,328	$12.64

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$315
Mortality & expense charges			(373)
Net investment income (loss)			(58)

Gain (loss) on investments:
Net realized gain (loss)			479
Realized gain distributions			2,030
Net change in unrealized appreciation (depreciation)			(1,104)
Net gain (loss)			1,405

Increase (decrease) in net assets from operations			$1,347

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(58)	$225
	Net realized gain (loss)	479	(812)
	Realized gain distributions	2,030	625
	Net change in unrealized appreciation (depreciation)	(1,104)	2,496

	Increase (decrease) in net assets from operations	1,347	2,534

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(2,586)	(4,946)
	Account charges	(6)	(11)
	Increase (decrease)	(2,592)	(4,957)
	Net increase (decrease)	(1,245)	(2,423)
	Net assets, beginning	30,682	33,105
	Net assets, ending	$29,437	$30,682

	Units sold	(1)	246
	Units redeemed	(202)	(782)
	Net increase (decrease)	(203)	(536)
	Units outstanding, beginning	2,531	3,067
	Units outstanding, ending	2,328	2,531

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$135,557
Cost of units redeemed/account charges			(128,531)
Net investment income (loss)			570
Net realized gain (loss)			13,408
Realized gain distributions			5,311
Net change in unrealized appreciation (depreciation)			3,122
Net assets			$29,437

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.64	2	$29	1.25%	4.3%
12/31/2020	12.12	3	31	1.25%	12.3%
12/31/2019	10.79	3	33	1.25%	26.6%
12/31/2018	8.52	2	15	1.25%	-16.3%
12/31/2017	10.18	2	18	1.25%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.8%
2019	2.1%
2018	1.9%
2017	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Blue Chip Growth Portfolio - 04-124

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$553,141	$342,738	10,412
Receivables: investments sold	-
Payables: investments purchased	(19)
Cumulative net assets	$553,122

	Net Assets	Units Outstanding	Accumulation Unit Value
	$553,122	17,283	$32.00

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,865)
Net investment income (loss)			(6,865)

Gain (loss) on investments:
Net realized gain (loss)			26,819
Realized gain distributions			58,916
Net change in unrealized appreciation (depreciation)			2,530
Net gain (loss)			88,265

Increase (decrease) in net assets from operations			$81,400

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,865)	$(4,480)
Net realized gain (loss)		26,819	8,674
Realized gain distributions		58,916	16,265
Net change in unrealized appreciation (depreciation)		2,530	77,961

Increase (decrease) in net assets from operations		81,400	98,420

Contract owner transactions:
Proceeds from units sold		14,819	137,341
Cost of units redeemed		(64,980)	(10,289)
Account charges		(152)	(164)
Increase (decrease)		(50,313)	126,888
Net increase (decrease)		31,087	225,308
Net assets, beginning		522,035	296,727
Net assets, ending		$553,122	$522,035

Units sold		495	5,342
Units redeemed		(2,160)	(677)
Net increase (decrease)		(1,665)	4,665
Units outstanding, beginning		18,948	14,283
Units outstanding, ending		17,283	18,948

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,190,730
Cost of units redeemed/account charges			(1,111,563)
Net investment income (loss)			(50,451)
Net realized gain (loss)			219,667
Realized gain distributions			94,336
Net change in unrealized appreciation (depreciation)			210,403
Net assets			$553,122

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$32.00	17	$553	1.25%	16.2%
12/31/2020	27.55	19	522	1.25%	32.6%
12/31/2019	20.78	14	297	1.25%	28.3%
12/31/2018	16.20	16	259	1.25%	0.6%
12/31/2017	16.09	18	289	1.25%	34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Equity Income Portfolio - 04-580

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,575,030	$2,979,057	118,886
Receivables: investments sold	-
Payables: investments purchased	(122)
Cumulative net assets	$3,574,908

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,574,908	91,905	$38.90

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$55,949
Mortality & expense charges			(45,254)
Net investment income (loss)			10,695

Gain (loss) on investments:
Net realized gain (loss)			125,012
Realized gain distributions			248,588
Net change in unrealized appreciation (depreciation)			389,425
Net gain (loss)			763,025

Increase (decrease) in net assets from operations			$773,720

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,695	$31,552
Net realized gain (loss)		125,012	(92,160)
Realized gain distributions		248,588	71,564
Net change in unrealized appreciation (depreciation)		389,425	(187,688)

Increase (decrease) in net assets from operations		773,720	(176,732)

Contract owner transactions:
Proceeds from units sold		25,954	26,840
Cost of units redeemed		(601,980)	(699,242)
Account charges		(1,853)	(2,164)
Increase (decrease)		(577,879)	(674,566)
Net increase (decrease)		195,841	(851,298)
Net assets, beginning		3,379,067	4,230,365
Net assets, ending		$3,574,908	$3,379,067

Units sold		707	983
Units redeemed		(16,513)	(28,019)
Net increase (decrease)		(15,806)	(27,036)
Units outstanding, beginning		107,711	134,747
Units outstanding, ending		91,905	107,711

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$52,276,963
Cost of units redeemed/account charges			(65,984,181)
Net investment income (loss)			6,091,036
Net realized gain (loss)			5,544,649
Realized gain distributions			5,050,468
Net change in unrealized appreciation (depreciation)			595,973
Net assets			$3,574,908

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$38.90	92	$3,575	1.25%	24.0%
12/31/2020	31.37	108	3,379	1.25%	-0.1%
12/31/2019	31.39	135	4,230	1.25%	24.8%
12/31/2018	25.15	145	3,641	1.25%	-10.6%
12/31/2017	28.14	168	4,725	1.25%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.9%
2019	2.4%
2018	2.1%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust T. Rowe Price Limited-Term Bond Portfolio - 04-585

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$24,707	$24,471	5,032
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$24,707

	Net Assets	Units Outstanding	Accumulation Unit Value
	$24,707	4,037	$6.12

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$328
Mortality & expense charges			(306)
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			149
Net change in unrealized appreciation (depreciation)			(470)
Net gain (loss)			(299)

Increase (decrease) in net assets from operations			$(277)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$195
Net realized gain (loss)		22	87
Realized gain distributions		149	-
Net change in unrealized appreciation (depreciation)		(470)	577

Increase (decrease) in net assets from operations		(277)	859

Contract owner transactions:
Proceeds from units sold		855	724
Cost of units redeemed		(453)	(8,694)
Account charges		(43)	(52)
Increase (decrease)		359	(8,022)
Net increase (decrease)		82	(7,163)
Net assets, beginning		24,625	31,788
Net assets, ending		$24,707	$24,625

Units sold		138	297
Units redeemed		(80)	(1,630)
Net increase (decrease)		58	(1,333)
Units outstanding, beginning		3,979	5,312
Units outstanding, ending		4,037	3,979

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,191,361
Cost of units redeemed/account charges			(1,194,246)
Net investment income (loss)			25,232
Net realized gain (loss)			(1,020)
Realized gain distributions			3,144
Net change in unrealized appreciation (depreciation)			236
Net assets			$24,707

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.12	4	$25	1.25%	-1.1%
12/31/2020	6.19	4	25	1.25%	3.4%
12/31/2019	5.98	5	32	1.25%	3.1%
12/31/2018	5.81	14	81	1.25%	-0.1%
12/31/2017	5.81	16	93	1.25%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.9%
2019	2.4%
2018	2.0%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Alger Small Cap Growth Portfolio I-2 Class - 04-515

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$233,729	$240,417	8,383
Receivables: investments sold	-
Payables: investments purchased	(8)
Cumulative net assets	$233,721

	Net Assets	Units Outstanding	Accumulation Unit Value
	$233,721	8,230	$28.40

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,400)
Net investment income (loss)			(3,400)

Gain (loss) on investments:
Net realized gain (loss)			12,600
Realized gain distributions			77,038
Net change in unrealized appreciation (depreciation)			(104,219)
Net gain (loss)			(14,581)

Increase (decrease) in net assets from operations			$(17,981)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(3,400)	$(234)
	Net realized gain (loss)	12,600	7,395
	Realized gain distributions	77,038	15,229
	Net change in unrealized appreciation (depreciation)	(104,219)	80,152

	Increase (decrease) in net assets from operations	(17,981)	102,542

	Contract owner transactions:
	Proceeds from units sold	8,184	36,316
	Cost of units redeemed	(28,648)	(25,495)
	Account charges	(110)	(121)
	Increase (decrease)	(20,574)	10,700
	Net increase (decrease)	(38,555)	113,242
	Net assets, beginning	272,276	159,034
	Net assets, ending	$233,721	$272,276

	Units sold	254	1,671
	Units redeemed	(919)	(1,353)
	Net increase (decrease)	(665)	318
	Units outstanding, beginning	8,895	8,577
	Units outstanding, ending	8,230	8,895

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$993,651
Cost of units redeemed/account charges			(1,033,766)
Net investment income (loss)			(43,839)
Net realized gain (loss)			67,272
Realized gain distributions			257,091
Net change in unrealized appreciation (depreciation)			(6,688)
Net assets			$233,721

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$28.40	8	$234	1.25%	-7.2%
12/31/2020	30.61	9	272	1.25%	65.1%
12/31/2019	18.54	9	159	1.25%	27.7%
12/31/2018	14.52	9	127	1.25%	0.2%
12/31/2017	14.49	9	134	1.25%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 04-500

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,258,976	$5,336,154	89,525
Receivables: investments sold	-
Payables: investments purchased	(249)
Cumulative net assets	$7,258,727

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,258,727	125,331	$57.92

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(92,954)
Net investment income (loss)			(92,954)

Gain (loss) on investments:
Net realized gain (loss)			397,005
Realized gain distributions			1,621,103
Net change in unrealized appreciation (depreciation)			(1,186,069)
Net gain (loss)			832,039

Increase (decrease) in net assets from operations			$739,085

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(92,954)	$(60,186)
Net realized gain (loss)		397,005	261,682
Realized gain distributions		1,621,103	908,878
Net change in unrealized appreciation (depreciation)		(1,186,069)	1,784,406

Increase (decrease) in net assets from operations		739,085	2,894,780

Contract owner transactions:
Proceeds from units sold		28,497	29,101
Cost of units redeemed		(656,468)	(638,807)
Account charges		(3,927)	(4,370)
Increase (decrease)		(631,898)	(614,076)
Net increase (decrease)		107,187	2,280,704
Net assets, beginning		7,151,540	4,870,836
Net assets, ending		$7,258,727	$7,151,540

Units sold		492	1,134
Units redeemed		(11,548)	(17,979)
Net increase (decrease)		(11,056)	(16,845)
Units outstanding, beginning		136,387	153,232
Units outstanding, ending		125,331	136,387

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$63,672,883
Cost of units redeemed/account charges			(70,619,281)
Net investment income (loss)			15,029,583
Net realized gain (loss)			(8,131,187)
Realized gain distributions			5,383,907
Net change in unrealized appreciation (depreciation)			1,922,822
Net assets			$7,258,727

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$57.92	125	$7,259	1.25%	10.5%
12/31/2020	52.44	136	7,152	1.25%	65.0%
12/31/2019	31.79	153	4,871	1.25%	25.8%
12/31/2018	25.26	169	4,260	1.25%	0.9%
12/31/2017	25.03	183	4,592	1.25%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.2%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS International Growth Portfolio A Class - 04-376 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$7.03

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$48,893
Cost of units redeemed/account charges			(53,190)
Net investment income (loss)			330
Net realized gain (loss)			3,967
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.03	0	$0	1.25%	6.9%
12/31/2020	6.58	0	0	1.25%	28.3%
12/31/2019	5.13	0	0	1.25%	25.9%
12/31/2018	4.07	0	0	1.25%	-18.4%
12/31/2017	4.99	0	0	1.25%	33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS International Value Portfolio A Class - 04-377

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,863	$2,416	182
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$2,863

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,863	707	$4.05

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$57
Mortality & expense charges			(35)
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			225
Net gain (loss)			231

Increase (decrease) in net assets from operations			$253

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$13
Net realized gain (loss)		6	(520)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		225	225

Increase (decrease) in net assets from operations		253	(282)

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		-	(708)
Account charges		(2)	(2)
Increase (decrease)		(1)	(710)
Net increase (decrease)		252	(992)
Net assets, beginning		2,611	3,603
Net assets, ending		$2,863	$2,611

Units sold		-	279
Units redeemed		-	(560)
Net increase (decrease)		-	(281)
Units outstanding, beginning		707	988
Units outstanding, ending		707	707

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$82,589
Cost of units redeemed/account charges			(82,522)
Net investment income (loss)			3,359
Net realized gain (loss)			(1,010)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			447
Net assets			$2,863

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.05	1	$3	1.25%	9.7%
12/31/2020	3.69	1	3	1.25%	1.2%
12/31/2019	3.65	1	4	1.25%	15.7%
12/31/2018	3.15	2	5	1.25%	-23.8%
12/31/2017	4.14	3	11	1.25%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.4%
2019	0.7%
2018	1.3%
2017	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust AB VPS Small Mid Cap Value Portfolio A Class - 04-378

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$32,251	$23,234	1,374
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$32,250

	Net Assets	Units Outstanding	Accumulation Unit Value
	$32,250	2,096	$15.38

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$225
Mortality & expense charges			(363)
Net investment income (loss)			(138)

Gain (loss) on investments:
Net realized gain (loss)			392
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,764
Net gain (loss)			8,156

Increase (decrease) in net assets from operations			$8,018

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(138)	$30
	Net realized gain (loss)	392	(12,992)
	Realized gain distributions	-	3,680
	Net change in unrealized appreciation (depreciation)	7,764	300

	Increase (decrease) in net assets from operations	8,018	(8,982)

	Contract owner transactions:
	Proceeds from units sold	1,534	1,534
	Cost of units redeemed	(973)	(61,158)
	Account charges	(8)	(13)
	Increase (decrease)	553	(59,637)
	Net increase (decrease)	8,571	(68,619)
	Net assets, beginning	23,679	92,298
	Net assets, ending	$32,250	$23,679

	Units sold	108	337
	Units redeemed	(78)	(6,494)
	Net increase (decrease)	30	(6,157)
	Units outstanding, beginning	2,066	8,223
	Units outstanding, ending	2,096	2,066

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$348,950
Cost of units redeemed/account charges			(454,362)
Net investment income (loss)			(11,533)
Net realized gain (loss)			(255)
Realized gain distributions			140,433
Net change in unrealized appreciation (depreciation)			9,017
Net assets			$32,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.38	2	$32	1.25%	34.3%
12/31/2020	11.46	2	24	1.25%	2.1%
12/31/2019	11.22	8	92	1.25%	18.6%
12/31/2018	9.46	20	188	1.25%	-16.1%
12/31/2017	11.28	21	239	1.25%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.8%
2020	1.4%
2019	0.9%
2018	0.5%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Ultra Fund I Class - 04-122

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$64,567	$44,716	2,057
Receivables: investments sold	-
Payables: investments purchased	(2)
Cumulative net assets	$64,565

	Net Assets	Units Outstanding	Accumulation Unit Value
	$64,565	2,106	$30.66

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(632)
Net investment income (loss)			(632)

Gain (loss) on investments:
Net realized gain (loss)			699
Realized gain distributions			2,853
Net change in unrealized appreciation (depreciation)			6,276
Net gain (loss)			9,828

Increase (decrease) in net assets from operations			$9,196

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(632)	$(405)
	Net realized gain (loss)	699	742
	Realized gain distributions	2,853	2,904
	Net change in unrealized appreciation (depreciation)	6,276	10,114

	Increase (decrease) in net assets from operations	9,196	13,355

	Contract owner transactions:
	Proceeds from units sold	16,721	1
	Cost of units redeemed	(1,136)	(1,808)
	Account charges	(9)	(15)
	Increase (decrease)	15,576	(1,822)
	Net increase (decrease)	24,772	11,533
	Net assets, beginning	39,793	28,260
	Net assets, ending	$64,565	$39,793

	Units sold	565	-
	Units redeemed	(38)	(80)
	Net increase (decrease)	527	(80)
	Units outstanding, beginning	1,579	1,659
	Units outstanding, ending	2,106	1,579

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$58,129
Cost of units redeemed/account charges			(29,868)
Net investment income (loss)			(2,543)
Net realized gain (loss)			5,934
Realized gain distributions			13,062
Net change in unrealized appreciation (depreciation)			19,851
Net assets			$64,565

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$30.66	2	$65	1.25%	21.6%
12/31/2020	25.21	2	40	1.25%	48.0%
12/31/2019	17.03	2	28	1.25%	32.9%
12/31/2018	12.82	1	16	1.25%	-0.5%
12/31/2017	12.88	1	17	1.25%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.3%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Mid Cap Value Fund II Class - 04-397

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$41,822	$34,400	1,669
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$41,821

	Net Assets	Units Outstanding	Accumulation Unit Value
	$41,821	1,912	$21.88

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$410
Mortality & expense charges			(500)
Net investment income (loss)			(90)

Gain (loss) on investments:
Net realized gain (loss)			294
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,419
Net gain (loss)			7,713

Increase (decrease) in net assets from operations			$7,623

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(90)	$137
	Net realized gain (loss)	294	(669)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	7,419	(82)

	Increase (decrease) in net assets from operations	7,623	(614)

	Contract owner transactions:
	Proceeds from units sold	-	249
	Cost of units redeemed	(3,476)	(3,340)
	Account charges	(15)	(25)
	Increase (decrease)	(3,491)	(3,116)
	Net increase (decrease)	4,132	(3,730)
	Net assets, beginning	37,689	41,419
	Net assets, ending	$41,821	$37,689

	Units sold	-	17
	Units redeemed	(181)	(221)
	Net increase (decrease)	(181)	(204)
	Units outstanding, beginning	2,093	2,297
	Units outstanding, ending	1,912	2,093

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$259,850
Cost of units redeemed/account charges			(264,416)
Net investment income (loss)			910
Net realized gain (loss)			17,697
Realized gain distributions			20,358
Net change in unrealized appreciation (depreciation)			7,422
Net assets			$41,821

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.88	2	$42	1.25%	21.5%
12/31/2020	18.01	2	38	1.25%	-0.1%
12/31/2019	18.03	2	41	1.25%	27.4%
12/31/2018	14.16	3	41	1.25%	-14.0%
12/31/2017	16.47	5	88	1.25%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	1.4%
2019	2.0%
2018	1.3%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Capital Appreciation Fund I Class - 04-410

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$452,435	$330,160	24,193
Receivables: investments sold	-
Payables: investments purchased	(15)
Cumulative net assets	$452,420

	Net Assets	Units Outstanding	Accumulation Unit Value
	$452,420	9,999	$45.25

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,387)
Net investment income (loss)			(6,387)

Gain (loss) on investments:
Net realized gain (loss)			32,496
Realized gain distributions			62,939
Net change in unrealized appreciation (depreciation)			(36,608)
Net gain (loss)			58,827

Increase (decrease) in net assets from operations			$52,440

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,387)	$(4,985)
Net realized gain (loss)		32,496	1,353
Realized gain distributions		62,939	43,270
Net change in unrealized appreciation (depreciation)		(36,608)	107,064

Increase (decrease) in net assets from operations		52,440	146,702

Contract owner transactions:
Proceeds from units sold		1,712	1,717
Cost of units redeemed		(105,583)	(25,182)
Account charges		(284)	(292)
Increase (decrease)		(104,155)	(23,757)
Net increase (decrease)		(51,715)	122,945
Net assets, beginning		504,135	381,190
Net assets, ending		$452,420	$504,135

Units sold		39	54
Units redeemed		(2,270)	(834)
Net increase (decrease)		(2,231)	(780)
Units outstanding, beginning		12,230	13,010
Units outstanding, ending		9,999	12,230

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$6,382,000
Cost of units redeemed/account charges			(7,004,070)
Net investment income (loss)			625,614
Net realized gain (loss)			(190,465)
Realized gain distributions			517,066
Net change in unrealized appreciation (depreciation)			122,275
Net assets			$452,420

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$45.25	10	$452	1.25%	9.8%
12/31/2020	41.22	12	504	1.25%	40.7%
12/31/2019	29.30	13	381	1.25%	33.9%
12/31/2018	21.88	14	306	1.25%	-6.4%
12/31/2017	23.38	16	369	1.25%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP Income & Growth Fund I Class - 04-425

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$311,322	$258,528	29,040
Receivables: investments sold	-
Payables: investments purchased	(10)
Cumulative net assets	$311,312

	Net Assets	Units Outstanding	Accumulation Unit Value
	$311,312	18,394	$16.92

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,312
Mortality & expense charges			(3,843)
Net investment income (loss)			(531)

Gain (loss) on investments:
Net realized gain (loss)			4,614
Realized gain distributions			44,860
Net change in unrealized appreciation (depreciation)			11,101
Net gain (loss)			60,575

Increase (decrease) in net assets from operations			$60,044

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(531)	$1,176
Net realized gain (loss)		4,614	1,704
Realized gain distributions		44,860	7,322
Net change in unrealized appreciation (depreciation)		11,101	10,607

Increase (decrease) in net assets from operations		60,044	20,809

Contract owner transactions:
Proceeds from units sold		736	111,512
Cost of units redeemed		(24,117)	(15,693)
Account charges		(72)	(125)
Increase (decrease)		(23,453)	95,694
Net increase (decrease)		36,591	116,503
Net assets, beginning		274,721	158,218
Net assets, ending		$311,312	$274,721

Units sold		50	8,578
Units redeemed		(1,478)	(1,362)
Net increase (decrease)		(1,428)	7,216
Units outstanding, beginning		19,822	12,606
Units outstanding, ending		18,394	19,822

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$954,076
Cost of units redeemed/account charges			(839,620)
Net investment income (loss)			28,236
Net realized gain (loss)			(30,462)
Realized gain distributions			146,288
Net change in unrealized appreciation (depreciation)			52,794
Net assets			$311,312

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$16.92	18	$311	1.25%	22.1%
12/31/2020	13.86	20	275	1.25%	10.4%
12/31/2019	12.55	13	158	1.25%	22.4%
12/31/2018	10.25	15	155	1.25%	-8.0%
12/31/2017	11.15	15	165	1.25%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.5%
2019	2.1%
2018	2.0%
2017	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust American Century VP International Fund I Class - 04-420

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$939,376	$599,536	63,212
Receivables: investments sold	-
Payables: investments purchased	(32)
Cumulative net assets	$939,344

	Net Assets	Units Outstanding	Accumulation Unit Value
	$939,344	42,571	$22.07

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,544
Mortality & expense charges			(11,989)
Net investment income (loss)			(10,445)

Gain (loss) on investments:
Net realized gain (loss)			33,999
Realized gain distributions			27,344
Net change in unrealized appreciation (depreciation)			17,542
Net gain (loss)			78,885

Increase (decrease) in net assets from operations			$68,440

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,445)	$(6,341)
Net realized gain (loss)		33,999	9,954
Realized gain distributions		27,344	11,376
Net change in unrealized appreciation (depreciation)		17,542	139,893

Increase (decrease) in net assets from operations		68,440	154,882

Contract owner transactions:
Proceeds from units sold		6,829	101,139
Cost of units redeemed		(80,114)	(240,490)
Account charges		(462)	(569)
Increase (decrease)		(73,747)	(139,920)
Net increase (decrease)		(5,307)	14,962
Net assets, beginning		944,651	929,689
Net assets, ending		$939,344	$944,651

Units sold		314	5,534
Units redeemed		(3,722)	(15,809)
Net increase (decrease)		(3,408)	(10,275)
Units outstanding, beginning		45,979	56,254
Units outstanding, ending		42,571	45,979

* Date of Fund Inception into Variable Account: 11 /10 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$17,240,744
Cost of units redeemed/account charges			(16,805,465)
Net investment income (loss)			654,859
Net realized gain (loss)			(987,805)
Realized gain distributions			497,171
Net change in unrealized appreciation (depreciation)			339,840
Net assets			$939,344

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$22.07	43	$939	1.25%	7.4%
12/31/2020	20.55	46	945	1.25%	24.3%
12/31/2019	16.53	56	930	1.25%	26.8%
12/31/2018	13.03	64	840	1.25%	-16.3%
12/31/2017	15.57	80	1,250	1.25%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.9%
2018	1.5%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 04-520

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$537,864	$460,882	14,353
Receivables: investments sold	-
Payables: investments purchased	(48)
Cumulative net assets	$537,816

	Net Assets	Units Outstanding	Accumulation Unit Value
	$537,816	15,830	$33.97

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,041
Mortality & expense charges			(6,560)
Net investment income (loss)			(5,519)

Gain (loss) on investments:
Net realized gain (loss)			3,088
Realized gain distributions			22,451
Net change in unrealized appreciation (depreciation)			45,628
Net gain (loss)			71,167

Increase (decrease) in net assets from operations			$65,648

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,519)	$(3,509)
Net realized gain (loss)		3,088	(383)
Realized gain distributions		22,451	31,699
Net change in unrealized appreciation (depreciation)		45,628	19,417

Increase (decrease) in net assets from operations		65,648	47,224

Contract owner transactions:
Proceeds from units sold		1,111	2,251
Cost of units redeemed		(20,326)	(37,394)
Account charges		(510)	(557)
Increase (decrease)		(19,725)	(35,700)
Net increase (decrease)		45,923	11,524
Net assets, beginning		491,893	480,369
Net assets, ending		$537,816	$491,893

Units sold		34	86
Units redeemed		(651)	(1,444)
Net increase (decrease)		(617)	(1,358)
Units outstanding, beginning		16,447	17,805
Units outstanding, ending		15,830	16,447

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$7,720,384
Cost of units redeemed/account charges			(8,798,674)
Net investment income (loss)			1,023,047
Net realized gain (loss)			(225,650)
Realized gain distributions			741,727
Net change in unrealized appreciation (depreciation)			76,982
Net assets			$537,816

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$33.97	16	$538	1.25%	13.6%
12/31/2020	29.91	16	492	1.25%	10.9%
12/31/2019	26.98	18	480	1.25%	29.7%
12/31/2018	20.80	19	405	1.25%	-5.6%
12/31/2017	22.04	32	706	1.25%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.2%
2020	0.4%
2019	0.5%
2018	0.4%
2017	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$715,061	$491,721	22,055
Receivables: investments sold	-
Payables: investments purchased	(24)
Cumulative net assets	$715,037

	Net Assets	Units Outstanding	Accumulation Unit Value
	$715,037	19,252	$37.14

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,837)
Net investment income (loss)			(8,837)

Gain (loss) on investments:
Net realized gain (loss)			12,922
Realized gain distributions			100,254
Net change in unrealized appreciation (depreciation)			(30,666)
Net gain (loss)			82,510

Increase (decrease) in net assets from operations			$73,673

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,837)	$(6,217)
Net realized gain (loss)		12,922	8,688
Realized gain distributions		100,254	57,095
Net change in unrealized appreciation (depreciation)		(30,666)	221,195

Increase (decrease) in net assets from operations		73,673	280,761

Contract owner transactions:
Proceeds from units sold		4,072	6,808
Cost of units redeemed		(36,820)	(41,735)
Account charges		(76)	(59)
Increase (decrease)		(32,824)	(34,986)
Net increase (decrease)		40,849	245,775
Net assets, beginning		674,188	428,413
Net assets, ending		$715,037	$674,188

Units sold		113	281
Units redeemed		(1,054)	(1,577)
Net increase (decrease)		(941)	(1,296)
Units outstanding, beginning		20,193	21,489
Units outstanding, ending		19,252	20,193

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,408,708
Cost of units redeemed/account charges			(1,412,033)
Net investment income (loss)			(42,785)
Net realized gain (loss)			274,327
Realized gain distributions			263,480
Net change in unrealized appreciation (depreciation)			223,340
Net assets			$715,037

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$37.14	19	$715	1.25%	11.2%
12/31/2020	33.39	20	674	1.25%	67.5%
12/31/2019	19.94	21	428	1.25%	24.0%
12/31/2018	16.08	23	367	1.25%	-2.5%
12/31/2017	16.50	13	210	1.25%	40.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,626	$2,647	153
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$3,626

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,626	142	$25.45

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$22
Mortality & expense charges			(43)
Net investment income (loss)			(21)

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			47
Net change in unrealized appreciation (depreciation)			680
Net gain (loss)			738

Increase (decrease) in net assets from operations			$717

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21)	$(4)
Net realized gain (loss)		11	66
Realized gain distributions		47	140
Net change in unrealized appreciation (depreciation)		680	42

Increase (decrease) in net assets from operations		717	244

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		(5)	(4)
Increase (decrease)		(5)	(4)
Net increase (decrease)		712	240
Net assets, beginning		2,914	2,674
Net assets, ending		$3,626	$2,914

Units sold		(1)	-
Units redeemed		-	-
Net increase (decrease)		(1)	-
Units outstanding, beginning		143	143
Units outstanding, ending		142	143

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$197,901
Cost of units redeemed/account charges			(220,212)
Net investment income (loss)			(1,177)
Net realized gain (loss)			8,310
Realized gain distributions			17,825
Net change in unrealized appreciation (depreciation)			979
Net assets			$3,626

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$25.45	0	$4	1.25%	24.6%
12/31/2020	20.43	0	3	1.25%	9.3%
12/31/2019	18.70	0	3	1.25%	20.7%
12/31/2018	15.49	0	7	1.25%	-10.1%
12/31/2017	17.24	1	19	1.25%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.9%
2019	1.4%
2018	0.5%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$13,267	$12,480	250
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$13,267

	Net Assets	Units Outstanding	Accumulation Unit Value
	$13,267	620	$21.39

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(62)
Net investment income (loss)			(62)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			787
Net gain (loss)			787

Increase (decrease) in net assets from operations			$725

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62)	$(679)
Net realized gain (loss)		-	20,436
Realized gain distributions		-	11,945
Net change in unrealized appreciation (depreciation)		787	(9,240)

Increase (decrease) in net assets from operations		725	22,462

Contract owner transactions:
Proceeds from units sold		12,542	224
Cost of units redeemed		-	(164,424)
Account charges		-	-
Increase (decrease)		12,542	(164,200)
Net increase (decrease)		13,267	(141,738)
Net assets, beginning		-	141,738
Net assets, ending		$13,267	$-

Units sold		620	14
Units redeemed		-	(10,123)
Net increase (decrease)		620	(10,109)
Units outstanding, beginning		-	10,109
Units outstanding, ending		620	-

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$245,286
Cost of units redeemed/account charges			(349,734)
Net investment income (loss)			2,376
Net realized gain (loss)			32,004
Realized gain distributions			82,548
Net change in unrealized appreciation (depreciation)			787
Net assets			$13,267

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.39	1	$13	1.25%	25.2%
12/31/2020	17.08	0	0	1.25%	21.8%
12/31/2019	14.02	10	142	1.25%	34.1%
12/31/2018	10.46	11	110	1.25%	-8.3%
12/31/2017	11.40	11	126	1.25%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.0%
2019	0.9%
2018	1.1%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2005 Portfolio Initial Class - 04-163 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$10.05

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,391
Cost of units redeemed/account charges			(13,725)
Net investment income (loss)			370
Net realized gain (loss)			(865)
Realized gain distributions			829
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.05	0	$0	1.25%	2.8%
12/31/2020	9.78	0	0	1.25%	9.9%
12/31/2019	8.90	0	0	1.25%	12.4%
12/31/2018	7.92	0	0	1.25%	-4.2%
12/31/2017	8.26	0	0	1.25%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,489	$4,316	379
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,489

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,489	482	$11.40

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$57
Mortality & expense charges			(67)
Net investment income (loss)			(10)

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			183
Net change in unrealized appreciation (depreciation)			51
Net gain (loss)			249

Increase (decrease) in net assets from operations			$239

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10)	$4
Net realized gain (loss)		15	11
Realized gain distributions		183	204
Net change in unrealized appreciation (depreciation)		51	305

Increase (decrease) in net assets from operations		239	524

Contract owner transactions:
Proceeds from units sold		1	1
Cost of units redeemed		-	-
Account charges		(4)	(5)
Increase (decrease)		(3)	(4)
Net increase (decrease)		236	520
Net assets, beginning		5,253	4,733
Net assets, ending		$5,489	$5,253

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		482	482
Units outstanding, ending		482	482

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$51,801
Cost of units redeemed/account charges			(49,261)
Net investment income (loss)			2,053
Net realized gain (loss)			(4,887)
Realized gain distributions			4,610
Net change in unrealized appreciation (depreciation)			1,173
Net assets			$5,489

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$11.40	0	$5	1.25%	4.6%
12/31/2020	10.90	0	5	1.25%	11.1%
12/31/2019	9.81	0	5	1.25%	14.6%
12/31/2018	8.56	0	4	1.25%	-5.2%
12/31/2017	9.03	0	4	1.25%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.3%
2019	2.2%
2018	1.7%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$19,274	$15,201	1,336
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$19,274

	Net Assets	Units Outstanding	Accumulation Unit Value
	$19,274	1,555	$12.39

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$209
Mortality & expense charges			(286)
Net investment income (loss)			(77)

Gain (loss) on investments:
Net realized gain (loss)			13,830
Realized gain distributions			770
Net change in unrealized appreciation (depreciation)			(12,555)
Net gain (loss)			2,045

Increase (decrease) in net assets from operations			$1,968

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(77)	$51
Net realized gain (loss)		13,830	142
Realized gain distributions		770	3,371
Net change in unrealized appreciation (depreciation)		(12,555)	4,905

Increase (decrease) in net assets from operations		1,968	8,469

Contract owner transactions:
Proceeds from units sold		-	2
Cost of units redeemed		(59,283)	-
Account charges		(10)	(15)
Increase (decrease)		(59,293)	(13)
Net increase (decrease)		(57,325)	8,456
Net assets, beginning		76,599	68,143
Net assets, ending		$19,274	$76,599

Units sold		(1)	-
Units redeemed		(5,019)	(1)
Net increase (decrease)		(5,020)	(1)
Units outstanding, beginning		6,575	6,576
Units outstanding, ending		1,555	6,575

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$139,902
Cost of units redeemed/account charges			(168,284)
Net investment income (loss)			5,083
Net realized gain (loss)			16,437
Realized gain distributions			22,063
Net change in unrealized appreciation (depreciation)			4,073
Net assets			$19,274

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$12.39	2	$19	1.25%	6.4%
12/31/2020	11.65	7	77	1.25%	12.4%
12/31/2019	10.36	7	68	1.25%	16.8%
12/31/2018	8.87	7	58	1.25%	-6.3%
12/31/2017	9.46	7	62	1.25%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	1.3%
2019	2.1%
2018	1.7%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$13.10

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(24)
Net investment income (loss)			(24)

Gain (loss) on investments:
Net realized gain (loss)			501
Realized gain distributions			223
Net change in unrealized appreciation (depreciation)			(492)
Net gain (loss)			232

Increase (decrease) in net assets from operations			$208

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(24)	$3
Net realized gain (loss)		501	-
Realized gain distributions		223	268
Net change in unrealized appreciation (depreciation)		(492)	363

Increase (decrease) in net assets from operations		208	634

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(5,504)	-
Account charges		(4)	(4)
Increase (decrease)		(5,508)	(4)
Net increase (decrease)		(5,300)	630
Net assets, beginning		5,300	4,670
Net assets, ending		$-	$5,300

Units sold		-	-
Units redeemed		(437)	(1)
Net increase (decrease)		(437)	(1)
Units outstanding, beginning		437	438
Units outstanding, ending		-	437

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$438,227
Cost of units redeemed/account charges			(553,236)
Net investment income (loss)			13,922
Net realized gain (loss)			59,883
Realized gain distributions			41,204
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$13.10	0	$0	1.25%	8.1%
12/31/2020	12.12	0	5	1.25%	13.6%
12/31/2019	10.67	0	5	1.25%	18.6%
12/31/2018	8.99	0	4	1.25%	-7.0%
12/31/2017	9.67	26	253	1.25%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	1.2%
2019	2.1%
2018	0.1%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,580	$4,116	313
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,580

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,580	389	$14.34

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$58
Mortality & expense charges			(67)
Net investment income (loss)			(9)

Gain (loss) on investments:
Net realized gain (loss)			22
Realized gain distributions			188
Net change in unrealized appreciation (depreciation)			282
Net gain (loss)			492

Increase (decrease) in net assets from operations			$483

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9)	$-
Net realized gain (loss)		22	10
Realized gain distributions		188	195
Net change in unrealized appreciation (depreciation)		282	441

Increase (decrease) in net assets from operations		483	646

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		-	-
Account charges		(16)	(16)
Increase (decrease)		(16)	(15)
Net increase (decrease)		467	631
Net assets, beginning		5,113	4,482
Net assets, ending		$5,580	$5,113

Units sold		-	-
Units redeemed		(1)	(2)
Net increase (decrease)		(1)	(2)
Units outstanding, beginning		390	392
Units outstanding, ending		389	390

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$80,878
Cost of units redeemed/account charges			(99,239)
Net investment income (loss)			768
Net realized gain (loss)			15,216
Realized gain distributions			6,493
Net change in unrealized appreciation (depreciation)			1,464
Net assets			$5,580

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.34	0	$6	1.25%	9.5%
12/31/2020	13.10	0	5	1.25%	14.5%
12/31/2019	11.44	0	4	1.25%	20.3%
12/31/2018	9.51	0	4	1.25%	-7.7%
12/31/2017	10.30	0	4	1.25%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	2.1%
2018	1.4%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$28,539	$20,257	1,591
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$28,539

	Net Assets	Units Outstanding	Accumulation Unit Value
	$28,539	1,900	$15.02

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$299
Mortality & expense charges			(341)
Net investment income (loss)			(42)

Gain (loss) on investments:
Net realized gain (loss)			112
Realized gain distributions			1,128
Net change in unrealized appreciation (depreciation)			1,611
Net gain (loss)			2,851

Increase (decrease) in net assets from operations			$2,809

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42)	$5
Net realized gain (loss)		112	57
Realized gain distributions		1,128	1,053
Net change in unrealized appreciation (depreciation)		1,611	2,302

Increase (decrease) in net assets from operations		2,809	3,417

Contract owner transactions:
Proceeds from units sold		241	415
Cost of units redeemed		-	(10)
Account charges		(58)	(64)
Increase (decrease)		183	341
Net increase (decrease)		2,992	3,758
Net assets, beginning		25,547	21,789
Net assets, ending		$28,539	$25,547

Units sold		17	34
Units redeemed		(4)	(5)
Net increase (decrease)		13	29
Units outstanding, beginning		1,887	1,858
Units outstanding, ending		1,900	1,887

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$45,460
Cost of units redeemed/account charges			(39,500)
Net investment income (loss)			1,600
Net realized gain (loss)			4,212
Realized gain distributions			8,485
Net change in unrealized appreciation (depreciation)			8,282
Net assets			$28,539

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.02	2	$29	1.25%	11.0%
12/31/2020	13.54	2	26	1.25%	15.4%
12/31/2019	11.73	2	22	1.25%	22.9%
12/31/2018	9.54	2	23	1.25%	-8.9%
12/31/2017	10.48	3	26	1.25%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.2%
2019	1.8%
2018	1.4%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Freedom Income Portfolio Initial Class - 04-164

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$3,978	$3,338	311
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$3,978

	Net Assets	Units Outstanding	Accumulation Unit Value
	$3,978	447	$8.89

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$41
Mortality & expense charges			(52)
Net investment income (loss)			(11)

Gain (loss) on investments:
Net realized gain (loss)			60
Realized gain distributions			85
Net change in unrealized appreciation (depreciation)			(49)
Net gain (loss)			96

Increase (decrease) in net assets from operations			$85

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11)	$(7)
Net realized gain (loss)		60	320
Realized gain distributions		85	141
Net change in unrealized appreciation (depreciation)		(49)	(269)

Increase (decrease) in net assets from operations		85	185

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(292)	(4,392)
Account charges		-	-
Increase (decrease)		(292)	(4,392)
Net increase (decrease)		(207)	(4,207)
Net assets, beginning		4,185	8,392
Net assets, ending		$3,978	$4,185

Units sold		-	-
Units redeemed		(33)	(571)
Net increase (decrease)		(33)	(571)
Units outstanding, beginning		480	1,051
Units outstanding, ending		447	480

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$56,824
Cost of units redeemed/account charges			(55,584)
Net investment income (loss)			805
Net realized gain (loss)			(262)
Realized gain distributions			1,555
Net change in unrealized appreciation (depreciation)			640
Net assets			$3,978

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.89	0	$4	1.25%	2.1%
12/31/2020	8.71	0	4	1.25%	9.1%
12/31/2019	7.99	1	8	1.25%	10.6%
12/31/2018	7.22	1	8	1.25%	-3.2%
12/31/2017	7.46	1	9	1.25%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.0%
2020	0.8%
2019	2.1%
2018	1.6%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Growth Portfolio Initial Class - 04-210

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,069,650	$4,103,839	69,021
Receivables: investments sold	237
Payables: investments purchased	-
Cumulative net assets	$7,069,887

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,069,887	104,211	$67.84

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(87,010)
Net investment income (loss)			(87,010)

Gain (loss) on investments:
Net realized gain (loss)			541,840
Realized gain distributions			1,429,575
Net change in unrealized appreciation (depreciation)			(520,473)
Net gain (loss)			1,450,942

Increase (decrease) in net assets from operations			$1,363,932

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(87,010)	$(66,110)
Net realized gain (loss)		541,840	419,594
Realized gain distributions		1,429,575	534,136
Net change in unrealized appreciation (depreciation)		(520,473)	1,139,966

Increase (decrease) in net assets from operations		1,363,932	2,027,586

Contract owner transactions:
Proceeds from units sold		71,121	29,858
Cost of units redeemed		(864,400)	(806,665)
Account charges		(2,878)	(3,268)
Increase (decrease)		(796,157)	(780,075)
Net increase (decrease)		567,775	1,247,511
Net assets, beginning		6,502,112	5,254,601
Net assets, ending		$7,069,887	$6,502,112

Units sold		2,002	957
Units redeemed		(14,415)	(18,267)
Net increase (decrease)		(12,413)	(17,310)
Units outstanding, beginning		116,624	133,934
Units outstanding, ending		104,211	116,624

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$43,437,227
Cost of units redeemed/account charges			(49,972,063)
Net investment income (loss)			8,182,850
Net realized gain (loss)			(1,495,167)
Realized gain distributions			3,951,229
Net change in unrealized appreciation (depreciation)			2,965,811
Net assets			$7,069,887

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$67.84	104	$7,070	1.25%	21.7%
12/31/2020	55.75	117	6,502	1.25%	42.1%
12/31/2019	39.23	134	5,255	1.25%	32.6%
12/31/2018	29.58	145	4,300	1.25%	-1.4%
12/31/2017	30.00	158	4,735	1.25%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.1%
2019	0.3%
2018	0.3%
2017	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP High Income Portfolio Initial Class - 04-215

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$441,499	$449,983	84,092
Receivables: investments sold	-
Payables: investments purchased	(15)
Cumulative net assets	$441,484

	Net Assets	Units Outstanding	Accumulation Unit Value
	$441,484	28,940	$15.26

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,787
Mortality & expense charges			(5,624)
Net investment income (loss)			18,163

Gain (loss) on investments:
Net realized gain (loss)			(67)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,204)
Net gain (loss)			(4,271)

Increase (decrease) in net assets from operations			$13,892

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,163	$17,098
Net realized gain (loss)		(67)	(5,249)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,204)	(10,002)

Increase (decrease) in net assets from operations		13,892	1,847

Contract owner transactions:
Proceeds from units sold		4,683	49,102
Cost of units redeemed		(41,821)	(76,131)
Account charges		(193)	(290)
Increase (decrease)		(37,331)	(27,319)
Net increase (decrease)		(23,439)	(25,472)
Net assets, beginning		464,923	490,395
Net assets, ending		$441,484	$464,923

Units sold		312	3,581
Units redeemed		(2,797)	(5,790)
Net increase (decrease)		(2,485)	(2,209)
Units outstanding, beginning		31,425	33,634
Units outstanding, ending		28,940	31,425

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$14,881,493
Cost of units redeemed/account charges			(15,076,017)
Net investment income (loss)			3,709,860
Net realized gain (loss)			(3,065,368)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,484)
Net assets			$441,484

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.26	29	$441	1.25%	3.1%
12/31/2020	14.79	31	465	1.25%	1.5%
12/31/2019	14.58	34	490	1.25%	13.7%
12/31/2018	12.83	41	528	1.25%	-4.5%
12/31/2017	13.43	45	607	1.25%	5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	5.2%
2020	4.7%
2019	4.9%
2018	5.5%
2017	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Index 500 Portfolio Initial Class - 04-225

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$9,413,711	$3,196,399	20,102
Receivables: investments sold	-
Payables: investments purchased	(352)
Cumulative net assets	$9,413,359

	Net Assets	Units Outstanding	Accumulation Unit Value
	$9,413,359	157,247	$59.86

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$109,536
Mortality & expense charges			(111,008)
Net investment income (loss)			(1,472)

Gain (loss) on investments:
Net realized gain (loss)			663,310
Realized gain distributions			65,560
Net change in unrealized appreciation (depreciation)			1,398,037
Net gain (loss)			2,126,907

Increase (decrease) in net assets from operations			$2,125,435

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,472)	$34,450
Net realized gain (loss)		663,310	498,184
Realized gain distributions		65,560	25,110
Net change in unrealized appreciation (depreciation)		1,398,037	618,316

Increase (decrease) in net assets from operations		2,125,435	1,176,060

Contract owner transactions:
Proceeds from units sold		42,178	35,534
Cost of units redeemed		(925,847)	(828,757)
Account charges		(3,823)	(4,531)
Increase (decrease)		(887,492)	(797,754)
Net increase (decrease)		1,237,943	378,306
Net assets, beginning		8,175,416	7,797,110
Net assets, ending		$9,413,359	$8,175,416

Units sold		993	1,201
Units redeemed		(17,160)	(20,913)
Net increase (decrease)		(16,167)	(19,712)
Units outstanding, beginning		173,414	193,126
Units outstanding, ending		157,247	173,414

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$68,520,144
Cost of units redeemed/account charges			(79,735,593)
Net investment income (loss)			2,217,448
Net realized gain (loss)			11,021,758
Realized gain distributions			1,172,290
Net change in unrealized appreciation (depreciation)			6,217,312
Net assets			$9,413,359

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$59.86	157	$9,413	1.25%	27.0%
12/31/2020	47.14	173	8,175	1.25%	16.8%
12/31/2019	40.37	193	7,797	1.25%	29.7%
12/31/2018	31.12	212	6,583	1.25%	-5.7%
12/31/2017	33.00	236	7,799	1.25%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.6%
2019	2.0%
2018	1.9%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 04-220

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$809,055	$557,255	27,642
Receivables: investments sold	332
Payables: investments purchased	-
Cumulative net assets	$809,387

	Net Assets	Units Outstanding	Accumulation Unit Value
	$809,387	40,745	$19.86

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,052
Mortality & expense charges			(9,348)
Net investment income (loss)			(5,296)

Gain (loss) on investments:
Net realized gain (loss)			18,614
Realized gain distributions			56,237
Net change in unrealized appreciation (depreciation)			53,663
Net gain (loss)			128,514

Increase (decrease) in net assets from operations			$123,218

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,296)	$(5,405)
Net realized gain (loss)		18,614	21,164
Realized gain distributions		56,237	3,035
Net change in unrealized appreciation (depreciation)		53,663	68,229

Increase (decrease) in net assets from operations		123,218	87,023

Contract owner transactions:
Proceeds from units sold		41,960	1,651
Cost of units redeemed		(47,050)	(100,038)
Account charges		(333)	(406)
Increase (decrease)		(5,423)	(98,793)
Net increase (decrease)		117,795	(11,770)
Net assets, beginning		691,592	703,362
Net assets, ending		$809,387	$691,592

Units sold		2,216	118
Units redeemed		(2,627)	(6,753)
Net increase (decrease)		(411)	(6,635)
Units outstanding, beginning		41,156	47,791
Units outstanding, ending		40,745	41,156

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$9,052,105
Cost of units redeemed/account charges			(9,425,193)
Net investment income (loss)			1,019,446
Net realized gain (loss)			(741,499)
Realized gain distributions			652,728
Net change in unrealized appreciation (depreciation)			251,800
Net assets			$809,387

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$19.86	41	$809	1.25%	18.2%
12/31/2020	16.80	41	692	1.25%	14.2%
12/31/2019	14.72	48	703	1.25%	26.2%
12/31/2018	11.66	57	660	1.25%	-15.9%
12/31/2017	13.86	63	875	1.25%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	0.4%
2019	1.7%
2018	1.6%
2017	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$10,672	$8,452	270
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$10,672

	Net Assets	Units Outstanding	Accumulation Unit Value
	$10,672	494	$21.59

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$36
Mortality & expense charges			(124)
Net investment income (loss)			(88)

Gain (loss) on investments:
Net realized gain (loss)			400
Realized gain distributions			1,662
Net change in unrealized appreciation (depreciation)			182
Net gain (loss)			2,244

Increase (decrease) in net assets from operations			$2,156

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(88)	$(71)
Net realized gain (loss)		400	(1,077)
Realized gain distributions		1,662	-
Net change in unrealized appreciation (depreciation)		182	1,873

Increase (decrease) in net assets from operations		2,156	725

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1,333)	(2,033)
Account charges		(10)	(17)
Increase (decrease)		(1,343)	(2,050)
Net increase (decrease)		813	(1,325)
Net assets, beginning		9,859	11,184
Net assets, ending		$10,672	$9,859

Units sold		(1)	154
Units redeemed		(70)	(335)
Net increase (decrease)		(71)	(181)
Units outstanding, beginning		565	746
Units outstanding, ending		494	565

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$90,560
Cost of units redeemed/account charges			(118,560)
Net investment income (loss)			(4,046)
Net realized gain (loss)			12,176
Realized gain distributions			28,322
Net change in unrealized appreciation (depreciation)			2,220
Net assets			$10,672

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.59	0	$11	1.25%	23.7%
12/31/2020	17.45	1	10	1.25%	16.4%
12/31/2019	14.99	1	11	1.25%	21.6%
12/31/2018	12.32	1	17	1.25%	-15.8%
12/31/2017	14.64	1	21	1.25%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.3%
2019	0.6%
2018	0.4%
2017	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 04-230

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,769,657	$2,267,560	151,094
Receivables: investments sold	-
Payables: investments purchased	(94)
Cumulative net assets	$2,769,563

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,769,563	121,314	$22.83

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$44,096
Mortality & expense charges			(34,444)
Net investment income (loss)			9,652

Gain (loss) on investments:
Net realized gain (loss)			68,703
Realized gain distributions			15,086
Net change in unrealized appreciation (depreciation)			135,445
Net gain (loss)			219,234

Increase (decrease) in net assets from operations			$228,886

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,652	$9,014
Net realized gain (loss)		68,703	6,984
Realized gain distributions		15,086	33,098
Net change in unrealized appreciation (depreciation)		135,445	274,906

Increase (decrease) in net assets from operations		228,886	324,002

Contract owner transactions:
Proceeds from units sold		60,864	289,653
Cost of units redeemed		(384,279)	(131,072)
Account charges		(832)	(1,070)
Increase (decrease)		(324,247)	157,511
Net increase (decrease)		(95,361)	481,513
Net assets, beginning		2,864,924	2,383,411
Net assets, ending		$2,769,563	$2,864,924

Units sold		3,895	14,768
Units redeemed		(18,807)	(7,108)
Net increase (decrease)		(14,912)	7,660
Units outstanding, beginning		136,226	128,566
Units outstanding, ending		121,314	136,226

* Date of Fund Inception into Variable Account: 11 /21 /1994
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$33,181,991
Cost of units redeemed/account charges			(38,400,397)
Net investment income (loss)			8,445,741
Net realized gain (loss)			(2,861,168)
Realized gain distributions			1,901,299
Net change in unrealized appreciation (depreciation)			502,097
Net assets			$2,769,563

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$22.83	121	$2,770	1.25%	8.6%
12/31/2020	21.03	136	2,865	1.25%	13.4%
12/31/2019	18.54	129	2,383	1.25%	16.8%
12/31/2018	15.87	139	2,199	1.25%	-6.5%
12/31/2017	16.98	146	2,482	1.25%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.6%
2020	1.5%
2019	1.8%
2018	1.7%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 04-245

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,996,765	$4,731,175	147,129
Receivables: investments sold	-
Payables: investments purchased	(274)
Cumulative net assets	$7,996,491

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,996,491	107,300	$74.52

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$4,569
Mortality & expense charges			(91,189)
Net investment income (loss)			(86,620)

Gain (loss) on investments:
Net realized gain (loss)			228,426
Realized gain distributions			919,473
Net change in unrealized appreciation (depreciation)			640,798
Net gain (loss)			1,788,697

Increase (decrease) in net assets from operations			$1,702,077

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(86,620)	$(62,656)
Net realized gain (loss)		228,426	329,578
Realized gain distributions		919,473	33,681
Net change in unrealized appreciation (depreciation)		640,798	1,239,809

Increase (decrease) in net assets from operations		1,702,077	1,540,412

Contract owner transactions:
Proceeds from units sold		25,876	58,762
Cost of units redeemed		(403,169)	(1,258,063)
Account charges		(3,217)	(3,804)
Increase (decrease)		(380,510)	(1,203,105)
Net increase (decrease)		1,321,567	337,307
Net assets, beginning		6,674,924	6,337,617
Net assets, ending		$7,996,491	$6,674,924

Units sold		1,390	1,171
Units redeemed		(7,165)	(26,533)
Net increase (decrease)		(5,775)	(25,362)
Units outstanding, beginning		113,075	138,437
Units outstanding, ending		107,300	113,075

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$46,180,403
Cost of units redeemed/account charges			(61,887,916)
Net investment income (loss)			3,927,608
Net realized gain (loss)			6,603,914
Realized gain distributions			9,906,892
Net change in unrealized appreciation (depreciation)			3,265,590
Net assets			$7,996,491

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$74.52	107	$7,996	1.25%	26.2%
12/31/2020	59.03	113	6,675	1.25%	28.9%
12/31/2019	45.78	138	6,338	1.25%	29.9%
12/31/2018	35.23	150	5,295	1.25%	-7.5%
12/31/2017	38.11	176	6,708	1.25%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.1%
2020	0.2%
2019	0.5%
2018	0.7%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 04-205

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,219,564	$1,911,918	84,875
Receivables: investments sold	-
Payables: investments purchased	(75)
Cumulative net assets	$2,219,489

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,219,489	65,127	$34.08

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$40,084
Mortality & expense charges			(26,533)
Net investment income (loss)			13,551

Gain (loss) on investments:
Net realized gain (loss)			35,056
Realized gain distributions			234,999
Net change in unrealized appreciation (depreciation)			157,161
Net gain (loss)			427,216

Increase (decrease) in net assets from operations			$440,767

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,551	$9,814
Net realized gain (loss)		35,056	(18,040)
Realized gain distributions		234,999	84,075
Net change in unrealized appreciation (depreciation)		157,161	(1,626)

Increase (decrease) in net assets from operations		440,767	74,223

Contract owner transactions:
Proceeds from units sold		6,719	7,428
Cost of units redeemed		(168,066)	(170,878)
Account charges		(647)	(857)
Increase (decrease)		(161,994)	(164,307)
Net increase (decrease)		278,773	(90,084)
Net assets, beginning		1,940,716	2,030,800
Net assets, ending		$2,219,489	$1,940,716

Units sold		780	317
Units redeemed		(5,892)	(7,524)
Net increase (decrease)		(5,112)	(7,207)
Units outstanding, beginning		70,239	77,446
Units outstanding, ending		65,127	70,239

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$24,156,174
Cost of units redeemed/account charges			(29,516,112)
Net investment income (loss)			4,021,067
Net realized gain (loss)			(175,934)
Realized gain distributions			3,426,648
Net change in unrealized appreciation (depreciation)			307,646
Net assets			$2,219,489

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$34.08	65	$2,219	1.25%	23.3%
12/31/2020	27.63	70	1,941	1.25%	5.4%
12/31/2019	26.22	77	2,031	1.25%	25.9%
12/31/2018	20.83	88	1,834	1.25%	-9.4%
12/31/2017	23.01	98	2,254	1.25%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.9%
2020	1.6%
2019	2.0%
2018	2.3%
2017	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Franklin Small Cap Value VIP Fund 1 Class - 04-906

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$12,567	$11,428	681
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$12,567

	Net Assets	Units Outstanding	Accumulation Unit Value
	$12,567	863	$14.56

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$136
Mortality & expense charges			(150)
Net investment income (loss)			(14)

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			305
Net change in unrealized appreciation (depreciation)			2,175
Net gain (loss)			2,478

Increase (decrease) in net assets from operations			$2,464

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14)	$40
Net realized gain (loss)		(2)	(209)
Realized gain distributions		305	544
Net change in unrealized appreciation (depreciation)		2,175	(41)

Increase (decrease) in net assets from operations		2,464	334

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		(380)	(409)
Account charges		(7)	(15)
Increase (decrease)		(386)	(424)
Net increase (decrease)		2,078	(90)
Net assets, beginning		10,489	10,579
Net assets, ending		$12,567	$10,489

Units sold		(1)	-
Units redeemed		(30)	(45)
Net increase (decrease)		(31)	(45)
Units outstanding, beginning		894	939
Units outstanding, ending		863	894

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$114,421
Cost of units redeemed/account charges			(118,950)
Net investment income (loss)			(663)
Net realized gain (loss)			1,314
Realized gain distributions			15,306
Net change in unrealized appreciation (depreciation)			1,139
Net assets			$12,567

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.56	1	$13	1.25%	24.1%
12/31/2020	11.73	1	10	1.25%	4.1%
12/31/2019	11.27	1	11	1.25%	25.2%
12/31/2018	9.00	2	20	1.25%	-13.8%
12/31/2017	10.44	2	24	1.25%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	1.4%
2019	1.8%
2018	1.2%
2017	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Templeton Global Bond VIP Fund 1 Class - 04-907

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$17,060	$22,831	1,234
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$17,060

	Net Assets	Units Outstanding	Accumulation Unit Value
	$17,060	2,569	$6.64

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(219)
Net investment income (loss)			(219)

Gain (loss) on investments:
Net realized gain (loss)			(387)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(456)
Net gain (loss)			(843)

Increase (decrease) in net assets from operations			$(1,062)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(219)	$1,407
Net realized gain (loss)		(387)	(80)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(456)	(2,616)

Increase (decrease) in net assets from operations		(1,062)	(1,289)

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(1,072)	(65)
Account charges		(33)	(37)
Increase (decrease)		(1,105)	(101)
Net increase (decrease)		(2,167)	(1,390)
Net assets, beginning		19,227	20,617
Net assets, ending		$17,060	$19,227

Units sold		(1)	-
Units redeemed		(158)	(14)
Net increase (decrease)		(159)	(14)
Units outstanding, beginning		2,728	2,742
Units outstanding, ending		2,569	2,728

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$487,014
Cost of units redeemed/account charges			(496,271)
Net investment income (loss)			58,008
Net realized gain (loss)			(32,405)
Realized gain distributions			6,485
Net change in unrealized appreciation (depreciation)			(5,771)
Net assets			$17,060

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$6.64	3	$17	1.25%	-5.8%
12/31/2020	7.05	3	19	1.25%	-6.3%
12/31/2019	7.52	3	21	1.25%	1.0%
12/31/2018	7.45	3	20	1.25%	0.9%
12/31/2017	7.38	3	19	1.25%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	8.3%
2019	6.9%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Franklin Allocation VIP Fund 1 Class - 04-908

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$7,395	$7,644	1,228
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$7,395

	Net Assets	Units Outstanding	Accumulation Unit Value
	$7,395	758	$9.76

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$140
Mortality & expense charges			(119)
Net investment income (loss)			21

Gain (loss) on investments:
Net realized gain (loss)			(589)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,565
Net gain (loss)			976

Increase (decrease) in net assets from operations			$997

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21	$57
Net realized gain (loss)		(589)	(57)
Realized gain distributions		-	3,154
Net change in unrealized appreciation (depreciation)		1,565	(1,874)

Increase (decrease) in net assets from operations		997	1,280

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(7,007)	(140)
Account charges		(5)	(6)
Increase (decrease)		(7,012)	(146)
Net increase (decrease)		(6,015)	1,134
Net assets, beginning		13,410	12,276
Net assets, ending		$7,395	$13,410

Units sold		-	-
Units redeemed		(759)	(22)
Net increase (decrease)		(759)	(22)
Units outstanding, beginning		1,517	1,539
Units outstanding, ending		758	1,517

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$26,622
Cost of units redeemed/account charges			(25,758)
Net investment income (loss)			2,942
Net realized gain (loss)			(2,967)
Realized gain distributions			6,805
Net change in unrealized appreciation (depreciation)			(249)
Net assets			$7,395

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.76	1	$7	1.25%	10.4%
12/31/2020	8.84	2	13	1.25%	10.8%
12/31/2019	7.98	2	12	1.25%	18.5%
12/31/2018	6.73	2	11	1.25%	-10.5%
12/31/2017	7.52	1	7	1.25%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.3%
2020	1.6%
2019	3.8%
2018	2.4%
2017	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Templeton Foreign VIP Fund 2 Class - 04-909

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,987	$5,159	367
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$4,987

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,987	594	$8.39

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$95
Mortality & expense charges			(66)
Net investment income (loss)			29

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			162
Net gain (loss)			167

Increase (decrease) in net assets from operations			$196

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29	$119
Net realized gain (loss)		5	(2,432)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		162	1,368

Increase (decrease) in net assets from operations		196	(945)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(971)	(2,496)
Account charges		(10)	(13)
Increase (decrease)		(981)	(2,509)
Net increase (decrease)		(785)	(3,454)
Net assets, beginning		5,772	9,226
Net assets, ending		$4,987	$5,772

Units sold		(1)	295
Units redeemed		(113)	(691)
Net increase (decrease)		(114)	(396)
Units outstanding, beginning		708	1,104
Units outstanding, ending		594	708

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$150,034
Cost of units redeemed/account charges			(152,793)
Net investment income (loss)			4,553
Net realized gain (loss)			1,103
Realized gain distributions			2,262
Net change in unrealized appreciation (depreciation)			(172)
Net assets			$4,987

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.39	1	$5	1.25%	2.9%
12/31/2020	8.16	1	6	1.25%	-2.4%
12/31/2019	8.36	1	9	1.25%	11.1%
12/31/2018	7.52	2	15	1.25%	-16.5%
12/31/2017	9.01	2	19	1.25%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.8%
2020	2.6%
2019	2.1%
2018	2.8%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$661,282	$661,281	661,619
Receivables: investments sold	337
Payables: investments purchased	-
Cumulative net assets	$661,619

	Net Assets	Units Outstanding	Accumulation Unit Value
	$661,619	137,049	$4.83

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$42
Mortality & expense charges			(8,585)
Net investment income (loss)			(8,543)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$(8,542)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,543)	$(5,992)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	-

Increase (decrease) in net assets from operations		(8,542)	(5,992)

Contract owner transactions:
Proceeds from units sold		243,802	1,310,625
Cost of units redeemed		(266,025)	(1,268,560)
Account charges		(628)	(811)
Increase (decrease)		(22,851)	41,254
Net increase (decrease)		(31,393)	35,262
Net assets, beginning		693,012	657,750
Net assets, ending		$661,619	$693,012

Units sold		50,113	267,799
Units redeemed		(54,841)	(259,261)
Net increase (decrease)		(4,728)	8,538
Units outstanding, beginning		141,777	133,239
Units outstanding, ending		137,049	141,777

* Date of Fund Inception into Variable Account: 11 /19 /2015
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$4,232,865
Cost of units redeemed/account charges			(3,543,169)
Net investment income (loss)			(28,078)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$661,619

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$4.83	137	$662	1.25%	-1.2%
12/31/2020	4.89	142	693	1.25%	-1.0%
12/31/2019	4.94	133	658	1.25%	0.6%
12/31/2018	4.91	139	680	1.25%	0.2%
12/31/2017	4.90	147	720	1.25%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.3%
2019	1.7%
2018	1.5%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 04-606

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$1,207	$881	16
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$1,207

	Net Assets	Units Outstanding	Accumulation Unit Value
	$1,207	76	$15.80

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$5
Mortality & expense charges			(14)
Net investment income (loss)			(9)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			52
Net change in unrealized appreciation (depreciation)			120
Net gain (loss)			172

Increase (decrease) in net assets from operations			$163

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9)	$(2)
Net realized gain (loss)		-	46
Realized gain distributions		52	45
Net change in unrealized appreciation (depreciation)		120	71

Increase (decrease) in net assets from operations		163	160

Contract owner transactions:
Proceeds from units sold		1	-
Cost of units redeemed		12	(2)
Account charges		(1)	(1)
Increase (decrease)		12	(3)
Net increase (decrease)		175	157
Net assets, beginning		1,032	875
Net assets, ending		$1,207	$1,032

Units sold		-	-
Units redeemed		-	(1)
Net increase (decrease)		-	(1)
Units outstanding, beginning		76	77
Units outstanding, ending		76	76

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$266,441
Cost of units redeemed/account charges			(288,212)
Net investment income (loss)			(1,696)
Net realized gain (loss)			23,148
Realized gain distributions			1,200
Net change in unrealized appreciation (depreciation)			326
Net assets			$1,207

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.80	0	$1	1.25%	16.6%
12/31/2020	13.55	0	1	1.25%	18.6%
12/31/2019	11.43	0	1	1.25%	27.4%
12/31/2018	8.97	2	16	1.25%	-8.0%
12/31/2017	9.75	5	47	1.25%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.7%
2019	1.3%
2018	0.6%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Overseas Portfolio Service Class - 04-609

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$5,870	$5,421	143
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$5,870

	Net Assets	Units Outstanding	Accumulation Unit Value
	$5,870	632	$9.29

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$59
Mortality & expense charges			(71)
Net investment income (loss)			(12)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			632
Net gain (loss)			634

Increase (decrease) in net assets from operations			$622

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12)	$(1)
Net realized gain (loss)		2	(15)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		632	684

Increase (decrease) in net assets from operations		622	668

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(1)
Account charges		-	-
Increase (decrease)		-	(1)
Net increase (decrease)		622	667
Net assets, beginning		5,248	4,581
Net assets, ending		$5,870	$5,248

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		632	632
Units outstanding, ending		632	632

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$127,382
Cost of units redeemed/account charges			(122,108)
Net investment income (loss)			(1,139)
Net realized gain (loss)			(2,450)
Realized gain distributions			3,736
Net change in unrealized appreciation (depreciation)			449
Net assets			$5,870

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.29	1	$6	1.25%	11.9%
12/31/2020	8.31	1	5	1.25%	14.6%
12/31/2019	7.25	1	5	1.25%	25.1%
12/31/2018	5.79	1	4	1.25%	-16.2%
12/31/2017	6.91	1	5	1.25%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.1%
2019	1.8%
2018	1.8%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 04-259

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$15.25

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(313)
Net realized gain (loss)		(1)	(6,271)
Realized gain distributions		-	1,139
Net change in unrealized appreciation (depreciation)		-	(2,305)

Increase (decrease) in net assets from operations		(1)	(7,750)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(58,048)
Account charges		-	-
Increase (decrease)		-	(58,048)
Net increase (decrease)		(1)	(65,798)
Net assets, beginning		1	65,799
Net assets, ending		$-	$1

Units sold		-	-
Units redeemed		-	(4,966)
Net increase (decrease)		-	(4,966)
Units outstanding, beginning		-	4,966
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$107,121
Cost of units redeemed/account charges			(136,440)
Net investment income (loss)			(333)
Net realized gain (loss)			(6,161)
Realized gain distributions			35,813
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$15.25	0	$0	1.25%	17.9%
12/31/2020	12.93	0	0	1.25%	-2.4%
12/31/2019	13.25	5	66	1.25%	28.4%
12/31/2018	10.32	5	53	1.25%	-14.9%
12/31/2017	12.12	5	66	1.25%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.7%
2019	1.5%
2018	1.0%
2017	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Balanced Portfolio Service Class - 04-611

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$2,391,002	$1,511,382	44,992
Receivables: investments sold	-
Payables: investments purchased	(81)
Cumulative net assets	$2,390,921

	Net Assets	Units Outstanding	Accumulation Unit Value
	$2,390,921	264,584	$9.04

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$19,635
Mortality & expense charges			(28,272)
Net investment income (loss)			(8,637)

Gain (loss) on investments:
Net realized gain (loss)			56,837
Realized gain distributions			12,030
Net change in unrealized appreciation (depreciation)			265,429
Net gain (loss)			334,296

Increase (decrease) in net assets from operations			$325,659

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,637)	$16,903
Net realized gain (loss)		56,837	56,685
Realized gain distributions		12,030	19,406
Net change in unrealized appreciation (depreciation)		265,429	153,347

Increase (decrease) in net assets from operations		325,659	246,341

Contract owner transactions:
Proceeds from units sold		18,226	2,040
Cost of units redeemed		(150,693)	(242,289)
Account charges		(1,414)	(1,638)
Increase (decrease)		(133,881)	(241,887)
Net increase (decrease)		191,778	4,454
Net assets, beginning		2,199,143	2,194,689
Net assets, ending		$2,390,921	$2,199,143

Units sold		2,108	385
Units redeemed		(18,502)	(35,184)
Net increase (decrease)		(16,394)	(34,799)
Units outstanding, beginning		280,978	315,777
Units outstanding, ending		264,584	280,978

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,729,573
Cost of units redeemed/account charges			(1,701,378)
Net investment income (loss)			52,447
Net realized gain (loss)			271,292
Realized gain distributions			159,367
Net change in unrealized appreciation (depreciation)			879,620
Net assets			$2,390,921

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.04	265	$2,391	1.25%	15.5%
12/31/2020	7.83	281	2,199	1.25%	12.6%
12/31/2019	6.95	316	2,195	1.25%	20.8%
12/31/2018	5.76	374	2,152	1.25%	-0.8%
12/31/2017	5.80	463	2,688	1.25%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.9%
2020	2.0%
2019	1.6%
2018	1.8%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$191,258	$193,845	15,871
Receivables: investments sold	-
Payables: investments purchased	(6)
Cumulative net assets	$191,252

	Net Assets	Units Outstanding	Accumulation Unit Value
	$191,252	20,927	$9.14

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$9,377
Mortality & expense charges			(4,110)
Net investment income (loss)			5,267

Gain (loss) on investments:
Net realized gain (loss)			1,429
Realized gain distributions			8,216
Net change in unrealized appreciation (depreciation)			(20,715)
Net gain (loss)			(11,070)

Increase (decrease) in net assets from operations			$(5,803)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$5,267	$6,208
	Net realized gain (loss)	1,429	320
	Realized gain distributions	8,216	-
	Net change in unrealized appreciation (depreciation)	(20,715)	23,071

	Increase (decrease) in net assets from operations	(5,803)	29,599

	Contract owner transactions:
	Proceeds from units sold	1,116	101,214
	Cost of units redeemed	(237,084)	(20,888)
	Account charges	(115)	(130)
	Increase (decrease)	(236,083)	80,196
	Net increase (decrease)	(241,886)	109,795
	Net assets, beginning	433,138	323,343
	Net assets, ending	$191,252	$433,138

	Units sold	120	11,480
	Units redeemed	(25,579)	(2,876)
	Net increase (decrease)	(25,459)	8,604
	Units outstanding, beginning	46,386	37,782
	Units outstanding, ending	20,927	46,386

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$2,692,245
Cost of units redeemed/account charges			(2,846,002)
Net investment income (loss)			267,246
Net realized gain (loss)			17,688
Realized gain distributions			62,662
Net change in unrealized appreciation (depreciation)			(2,587)
Net assets			$191,252

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.14	21	$191	1.25%	-2.1%
12/31/2020	9.34	46	433	1.25%	9.1%
12/31/2019	8.56	38	323	1.25%	8.2%
12/31/2018	7.91	45	355	1.25%	-2.2%
12/31/2017	8.09	46	375	1.25%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	3.0%
2020	2.8%
2019	3.4%
2018	3.1%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Janus Henderson Forty Portfolio Institutional Class - 04-602

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$52,901	$37,159	856
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$52,900

	Net Assets	Units Outstanding	Accumulation Unit Value
	$52,900	2,472	$21.40

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$203
Mortality & expense charges			(557)
Net investment income (loss)			(354)

Gain (loss) on investments:
Net realized gain (loss)			297
Realized gain distributions			4,600
Net change in unrealized appreciation (depreciation)			3,457
Net gain (loss)			8,354

Increase (decrease) in net assets from operations			$8,000

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(354)	$(137)
	Net realized gain (loss)	297	14,526
	Realized gain distributions	4,600	5,731
	Net change in unrealized appreciation (depreciation)	3,457	(1,920)

	Increase (decrease) in net assets from operations	8,000	18,200

	Contract owner transactions:
	Proceeds from units sold	8,480	119
	Cost of units redeemed	(263)	(58,821)
	Account charges	(21)	(30)
	Increase (decrease)	8,196	(58,732)
	Net increase (decrease)	16,196	(40,532)
	Net assets, beginning	36,704	77,236
	Net assets, ending	$52,900	$36,704

	Units sold	403	8
	Units redeemed	(13)	(3,957)
	Net increase (decrease)	390	(3,949)
	Units outstanding, beginning	2,082	6,031
	Units outstanding, ending	2,472	2,082

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$92,909
Cost of units redeemed/account charges			(109,040)
Net investment income (loss)			(2,681)
Net realized gain (loss)			16,137
Realized gain distributions			39,833
Net change in unrealized appreciation (depreciation)			15,742
Net assets			$52,900

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$21.40	2	$53	1.25%	21.4%
12/31/2020	17.63	2	37	1.25%	37.7%
12/31/2019	12.81	6	77	1.25%	35.5%
12/31/2018	9.45	6	58	1.25%	0.7%
12/31/2017	9.39	6	60	1.25%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.5%
2020	1.1%
2019	0.2%
2018	1.3%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$37,338	$30,036	1,036
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$37,337

	Net Assets	Units Outstanding	Accumulation Unit Value
	$37,337	1,311	$28.48

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(432)
Net investment income (loss)			(432)

Gain (loss) on investments:
Net realized gain (loss)			172
Realized gain distributions			4,338
Net change in unrealized appreciation (depreciation)			(473)
Net gain (loss)			4,037

Increase (decrease) in net assets from operations			$3,605

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(432)	$(276)
	Net realized gain (loss)	172	56
	Realized gain distributions	4,338	1,367
	Net change in unrealized appreciation (depreciation)	(473)	6,988

	Increase (decrease) in net assets from operations	3,605	8,135

	Contract owner transactions:
	Proceeds from units sold	3,258	4,730
	Cost of units redeemed	(111)	(91)
	Account charges	(39)	(37)
	Increase (decrease)	3,108	4,602
	Net increase (decrease)	6,713	12,737
	Net assets, beginning	30,624	17,887
	Net assets, ending	$37,337	$30,624

	Units sold	119	237
	Units redeemed	(5)	(5)
	Net increase (decrease)	114	232
	Units outstanding, beginning	1,197	965
	Units outstanding, ending	1,311	1,197

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$56,975
Cost of units redeemed/account charges			(45,923)
Net investment income (loss)			(2,987)
Net realized gain (loss)			(7,557)
Realized gain distributions			29,527
Net change in unrealized appreciation (depreciation)			7,302
Net assets			$37,337

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$28.48	1	$37	1.25%	11.3%
12/31/2020	25.59	1	31	1.25%	38.0%
12/31/2019	18.54	1	18	1.25%	30.8%
12/31/2018	14.17	1	12	1.25%	-7.7%
12/31/2017	15.36	1	13	1.25%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$51,484	$38,012	2,532
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$51,483

	Net Assets	Units Outstanding	Accumulation Unit Value
	$51,483	3,499	$14.71

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$294
Mortality & expense charges			(594)
Net investment income (loss)			(300)

Gain (loss) on investments:
Net realized gain (loss)			208
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,400
Net gain (loss)			12,608

Increase (decrease) in net assets from operations			$12,308

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(300)	$(24)
	Net realized gain (loss)	208	(1,108)
	Realized gain distributions	-	-
	Net change in unrealized appreciation (depreciation)	12,400	(1,727)

	Increase (decrease) in net assets from operations	12,308	(2,859)

	Contract owner transactions:
	Proceeds from units sold	-	-
	Cost of units redeemed	(365)	(2,379)
	Account charges	(11)	(14)
	Increase (decrease)	(376)	(2,393)
	Net increase (decrease)	11,932	(5,252)
	Net assets, beginning	39,551	44,803
	Net assets, ending	$51,483	$39,551

	Units sold	-	-
	Units redeemed	(26)	(315)
	Net increase (decrease)	(26)	(315)
	Units outstanding, beginning	3,525	3,840
	Units outstanding, ending	3,499	3,525

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$450,269
Cost of units redeemed/account charges			(446,149)
Net investment income (loss)			(6,188)
Net realized gain (loss)			(11,318)
Realized gain distributions			51,397
Net change in unrealized appreciation (depreciation)			13,472
Net assets			$51,483

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.71	3	$51	1.25%	31.1%
12/31/2020	11.22	4	40	1.25%	-3.8%
12/31/2019	11.67	4	45	1.25%	15.3%
12/31/2018	10.12	4	39	1.25%	-16.3%
12/31/2017	12.09	5	63	1.25%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.6%
2020	1.0%
2019	0.7%
2018	0.7%
2017	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Neuberger Berman Short Duration Bond Portfolio I Class - 04-875

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$11,698	$12,705	1,116
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$11,698

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,698	2,129	$5.50

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$305
Mortality & expense charges			(146)
Net investment income (loss)			159

Gain (loss) on investments:
Net realized gain (loss)			(9)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(208)
Net gain (loss)			(217)

Increase (decrease) in net assets from operations			$(58)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$159	$121
Net realized gain (loss)		(9)	(135)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(208)	248

Increase (decrease) in net assets from operations		(58)	234

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1)	(1,383)
Account charges		(5)	(13)
Increase (decrease)		(6)	(1,396)
Net increase (decrease)		(64)	(1,162)
Net assets, beginning		11,762	12,924
Net assets, ending		$11,698	$11,762

Units sold		1	-
Units redeemed		(1)	(262)
Net increase (decrease)		-	(262)
Units outstanding, beginning		2,129	2,391
Units outstanding, ending		2,129	2,129

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$484,473
Cost of units redeemed/account charges			(458,991)
Net investment income (loss)			22,754
Net realized gain (loss)			(35,531)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,007)
Net assets			$11,698

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.50	2	$12	1.25%	-0.5%
12/31/2020	5.52	2	12	1.25%	2.2%
12/31/2019	5.41	2	13	1.25%	2.4%
12/31/2018	5.28	3	14	1.25%	-0.2%
12/31/2017	5.29	3	14	1.25%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.6%
2020	2.2%
2019	1.9%
2018	1.6%
2017	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$16,742	$13,309	479
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$16,742

	Net Assets	Units Outstanding	Accumulation Unit Value
	$16,742	734	$22.80

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			(213)
Net investment income (loss)			(213)

Gain (loss) on investments:
Net realized gain (loss)			242
Realized gain distributions			2,361
Net change in unrealized appreciation (depreciation)			(1,289)
Net gain (loss)			1,314

Increase (decrease) in net assets from operations			$1,101

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(213)	$(149)
Net realized gain (loss)		242	100
Realized gain distributions		2,361	915
Net change in unrealized appreciation (depreciation)		(1,289)	3,556

Increase (decrease) in net assets from operations		1,101	4,422

Contract owner transactions:
Proceeds from units sold		-	2,377
Cost of units redeemed		(630)	(512)
Account charges		(4)	(1)
Increase (decrease)		(634)	1,864
Net increase (decrease)		467	6,286
Net assets, beginning		16,275	9,989
Net assets, ending		$16,742	$16,275

Units sold		(1)	149
Units redeemed		(27)	(30)
Net increase (decrease)		(28)	119
Units outstanding, beginning		762	643
Units outstanding, ending		734	762

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$197,731
Cost of units redeemed/account charges			(214,996)
Net investment income (loss)			(7,544)
Net realized gain (loss)			(6,252)
Realized gain distributions			44,370
Net change in unrealized appreciation (depreciation)			3,433
Net assets			$16,742

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$22.80	1	$17	1.25%	6.7%
12/31/2020	21.36	1	16	1.25%	37.4%
12/31/2019	15.54	1	10	1.25%	31.4%
12/31/2018	11.83	1	8	1.25%	-7.6%
12/31/2017	12.81	1	12	1.25%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Equity Income VCT Portfolio II Class - 04-598

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$57,829	$60,135	2,957
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$57,828

	Net Assets	Units Outstanding	Accumulation Unit Value
	$57,828	2,772	$20.86

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$654
Mortality & expense charges			(666)
Net investment income (loss)			(12)

Gain (loss) on investments:
Net realized gain (loss)			(430)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,763
Net gain (loss)			11,333

Increase (decrease) in net assets from operations			$11,321

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(12)	$507
	Net realized gain (loss)	(430)	(1,613)
	Realized gain distributions	-	1,718
	Net change in unrealized appreciation (depreciation)	11,763	(1,732)

	Increase (decrease) in net assets from operations	11,321	(1,120)

	Contract owner transactions:
	Proceeds from units sold	953	-
	Cost of units redeemed	(2,495)	(2,708)
	Account charges	(9)	(15)
	Increase (decrease)	(1,551)	(2,723)
	Net increase (decrease)	9,770	(3,843)
	Net assets, beginning	48,058	51,901
	Net assets, ending	$57,828	$48,058

	Units sold	51	-
	Units redeemed	(130)	(182)
	Net increase (decrease)	(79)	(182)
	Units outstanding, beginning	2,851	3,033
	Units outstanding, ending	2,772	2,851

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$141,763
Cost of units redeemed/account charges			(117,721)
Net investment income (loss)			2,290
Net realized gain (loss)			(2,950)
Realized gain distributions			36,752
Net change in unrealized appreciation (depreciation)			(2,306)
Net assets			$57,828

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$20.86	3	$58	1.25%	23.8%
12/31/2020	16.85	3	48	1.25%	-1.5%
12/31/2019	17.11	3	52	1.25%	23.7%
12/31/2018	13.84	3	41	1.25%	-9.9%
12/31/2017	15.36	3	48	1.25%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	2.1%
2019	2.2%
2018	2.2%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Bond VCT Portfolio I Class - 04-CPG

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$750,191	$733,274	66,563
Receivables: investments sold	-
Payables: investments purchased	(25)
Cumulative net assets	$750,166

	Net Assets	Units Outstanding	Accumulation Unit Value
	$750,166	129,750	$5.78

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$23,339
Mortality & expense charges			(12,878)
Net investment income (loss)			10,461

Gain (loss) on investments:
Net realized gain (loss)			19,444
Realized gain distributions			30,946
Net change in unrealized appreciation (depreciation)			(66,082)
Net gain (loss)			(15,692)

Increase (decrease) in net assets from operations			$(5,231)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,461	$20,042
Net realized gain (loss)		19,444	2,532
Realized gain distributions		30,946	-
Net change in unrealized appreciation (depreciation)		(66,082)	58,384

Increase (decrease) in net assets from operations		(5,231)	80,958

Contract owner transactions:
Proceeds from units sold		650	99,924
Cost of units redeemed		(472,471)	(61,151)
Account charges		(279)	(373)
Increase (decrease)		(472,100)	38,400
Net increase (decrease)		(477,331)	119,358
Net assets, beginning		1,227,497	1,108,139
Net assets, ending		$750,166	$1,227,497

Units sold		785	18,113
Units redeemed		(81,501)	(11,642)
Net increase (decrease)		(80,716)	6,471
Units outstanding, beginning		210,466	203,995
Units outstanding, ending		129,750	210,466

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,545,585
Cost of units redeemed/account charges			(971,385)
Net investment income (loss)			99,849
Net realized gain (loss)			20,405
Realized gain distributions			38,795
Net change in unrealized appreciation (depreciation)			16,917
Net assets			$750,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$5.78	130	$750	1.25%	-0.9%
12/31/2020	5.83	210	1,227	1.25%	7.4%
12/31/2019	5.43	204	1,108	1.25%	7.9%
12/31/2018	5.03	228	1,149	1.25%	-2.1%
12/31/2017	5.14	243	1,247	1.25%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.4%
2020	2.9%
2019	3.2%
2018	3.3%
2017	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Equity Income VCT Portfolio I Class - 04-CPF

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$4,676,659	$5,495,026	243,440
Receivables: investments sold	-
Payables: investments purchased	(159)
Cumulative net assets	$4,676,500

	Net Assets	Units Outstanding	Accumulation Unit Value
	$4,676,500	597,740	$7.82

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$65,768
Mortality & expense charges			(55,218)
Net investment income (loss)			10,550

Gain (loss) on investments:
Net realized gain (loss)			(122,688)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,058,732
Net gain (loss)			936,044

Increase (decrease) in net assets from operations			$946,594

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,550	$54,260
Net realized gain (loss)		(122,688)	(155,876)
Realized gain distributions		-	146,480
Net change in unrealized appreciation (depreciation)		1,058,732	(125,387)

Increase (decrease) in net assets from operations		946,594	(80,523)

Contract owner transactions:
Proceeds from units sold		1,562	1,739
Cost of units redeemed		(346,146)	(176,007)
Account charges		(1,632)	(1,865)
Increase (decrease)		(346,216)	(176,133)
Net increase (decrease)		600,378	(256,656)
Net assets, beginning		4,076,122	4,332,778
Net assets, ending		$4,676,500	$4,076,122

Units sold		218	1,121
Units redeemed		(49,237)	(33,008)
Net increase (decrease)		(49,019)	(31,887)
Units outstanding, beginning		646,759	678,646
Units outstanding, ending		597,740	646,759

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$5,127,472
Cost of units redeemed/account charges			(2,376,303)
Net investment income (loss)			213,891
Net realized gain (loss)			(618,203)
Realized gain distributions			3,148,010
Net change in unrealized appreciation (depreciation)			(818,367)
Net assets			$4,676,500

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.82	598	$4,677	1.25%	24.1%
12/31/2020	6.30	647	4,076	1.25%	-1.3%
12/31/2019	6.38	679	4,333	1.25%	24.0%
12/31/2018	5.15	746	3,843	1.25%	-9.7%
12/31/2017	5.70	827	4,717	1.25%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.5%
2020	2.4%
2019	2.8%
2018	2.5%
2017	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Pioneer Fund VCT Portfolio I Class - 04-596

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$11,570	$8,338	584
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$11,570

	Net Assets	Units Outstanding	Accumulation Unit Value
	$11,570	516	$22.43

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$33
Mortality & expense charges			(134)
Net investment income (loss)			(101)

Gain (loss) on investments:
Net realized gain (loss)			598
Realized gain distributions			815
Net change in unrealized appreciation (depreciation)			1,244
Net gain (loss)			2,657

Increase (decrease) in net assets from operations			$2,556

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(101)	$(64)
Net realized gain (loss)		598	(5,678)
Realized gain distributions		815	944
Net change in unrealized appreciation (depreciation)		1,244	4,902

Increase (decrease) in net assets from operations		2,556	104

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(2,595)	(12,343)
Account charges		(19)	(29)
Increase (decrease)		(2,614)	(12,372)
Net increase (decrease)		(58)	(12,268)
Net assets, beginning		11,628	23,896
Net assets, ending		$11,570	$11,628

Units sold		-	676
Units redeemed		(139)	(1,674)
Net increase (decrease)		(139)	(998)
Units outstanding, beginning		655	1,653
Units outstanding, ending		516	655

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$365,175
Cost of units redeemed/account charges			(440,123)
Net investment income (loss)			924
Net realized gain (loss)			(15,183)
Realized gain distributions			97,545
Net change in unrealized appreciation (depreciation)			3,232
Net assets			$11,570

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$22.43	1	$12	1.25%	26.4%
12/31/2020	17.75	1	12	1.25%	22.7%
12/31/2019	14.46	2	24	1.25%	29.7%
12/31/2018	11.15	4	42	1.25%	-2.7%
12/31/2017	11.46	4	49	1.25%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.3%
2020	0.6%
2019	1.2%
2018	1.2%
2017	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Royce Capital Small-Cap Portfolio Investor Class - 04-750

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$10.78

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(2)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(365)
Net realized gain (loss)		(2)	(17,264)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	7,120

Increase (decrease) in net assets from operations		(1)	(10,509)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(39,430)
Account charges		-	-
Increase (decrease)		-	(39,430)
Net increase (decrease)		(1)	(49,939)
Net assets, beginning		1	49,940
Net assets, ending		$-	$1

Units sold		-	-
Units redeemed		-	(5,405)
Net increase (decrease)		-	(5,405)
Units outstanding, beginning		-	5,405
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$169,468
Cost of units redeemed/account charges			(195,174)
Net investment income (loss)			(4,522)
Net realized gain (loss)			(26,868)
Realized gain distributions			57,096
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$10.78	0	$0	1.25%	27.2%
12/31/2020	8.47	0	0	1.25%	-8.3%
12/31/2019	9.24	5	50	1.25%	17.2%
12/31/2018	7.88	6	44	1.25%	-9.5%
12/31/2017	8.71	6	52	1.25%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.7%
2018	0.8%
2017	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Timothy Plan Strategic Growth Variable - 04-127 (Unaudited)

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
	$-	-	$9.56

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$13,372
Cost of units redeemed/account charges			(13,986)
Net investment income (loss)			(96)
Net realized gain (loss)			(689)
Realized gain distributions			1,399
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$9.56	0	$0	1.25%	11.1%
12/31/2020	8.60	0	0	1.25%	7.8%
12/31/2019	7.98	0	0	1.25%	18.3%
12/31/2018	6.74	0	0	1.25%	-13.0%
12/31/2017	7.75	0	0	1.25%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.0%
2020	0.0%
2019	0.0%
2018	0.0%
2017	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Timothy Plan Conservative Growth Variable - 04-126

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$20,250	$18,205	1,633
Receivables: investments sold	-
Payables: investments purchased	-
Cumulative net assets	$20,250

	Net Assets	Units Outstanding	Accumulation Unit Value
	$20,250	2,268	$8.93

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$153
Mortality & expense charges			(285)
Net investment income (loss)			(132)

Gain (loss) on investments:
Net realized gain (loss)			401
Realized gain distributions			123
Net change in unrealized appreciation (depreciation)			1,023
Net gain (loss)			1,547

Increase (decrease) in net assets from operations			$1,415

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(132)	$(108)
Net realized gain (loss)		401	(2)
Realized gain distributions		123	781
Net change in unrealized appreciation (depreciation)		1,023	813

Increase (decrease) in net assets from operations		1,415	1,484

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(4,136)	(1)
Account charges		(32)	(32)
Increase (decrease)		(4,168)	(33)
Net increase (decrease)		(2,753)	1,451
Net assets, beginning		23,003	21,552
Net assets, ending		$20,250	$23,003

Units sold		-	-
Units redeemed		(478)	(4)
Net increase (decrease)		(478)	(4)
Units outstanding, beginning		2,746	2,750
Units outstanding, ending		2,268	2,746

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$108,662
Cost of units redeemed/account charges			(110,132)
Net investment income (loss)			565
Net realized gain (loss)			10,454
Realized gain distributions			8,656
Net change in unrealized appreciation (depreciation)			2,045
Net assets			$20,250

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$8.93	2	$20	1.25%	6.6%
12/31/2020	8.38	3	23	1.25%	6.9%
12/31/2019	7.84	3	22	1.25%	14.2%
12/31/2018	6.86	3	19	1.25%	-9.9%
12/31/2017	7.61	2	12	1.25%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.7%
2020	0.7%
2019	1.2%
2018	1.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Total Bond Market Index Portfolio - 04-121

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$353,528	$357,407	28,929
Receivables: investments sold	-
Payables: investments purchased	(12)
Cumulative net assets	$353,516

	Net Assets	Units Outstanding	Accumulation Unit Value
	$353,516	45,759	$7.73

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$7,784
Mortality & expense charges			(4,598)
Net investment income (loss)			3,186

Gain (loss) on investments:
Net realized gain (loss)			(101)
Realized gain distributions			3,121
Net change in unrealized appreciation (depreciation)			(17,267)
Net gain (loss)			(14,247)

Increase (decrease) in net assets from operations			$(11,061)

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,186	$899
Net realized gain (loss)		(101)	957
Realized gain distributions		3,121	-
Net change in unrealized appreciation (depreciation)		(17,267)	7,423

Increase (decrease) in net assets from operations		(11,061)	9,279

Contract owner transactions:
Proceeds from units sold		314	257,276
Cost of units redeemed		(20,823)	(8,722)
Account charges		(94)	(102)
Increase (decrease)		(20,603)	248,452
Net increase (decrease)		(31,664)	257,731
Net assets, beginning		385,180	127,449
Net assets, ending		$353,516	$385,180

Units sold		40	32,489
Units redeemed		(2,674)	(1,108)
Net increase (decrease)		(2,634)	31,381
Units outstanding, beginning		48,393	17,012
Units outstanding, ending		45,759	48,393

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,424,891
Cost of units redeemed/account charges			(1,261,566)
Net investment income (loss)			115,571
Net realized gain (loss)			48,720
Realized gain distributions			29,779
Net change in unrealized appreciation (depreciation)			(3,879)
Net assets			$353,516

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$7.73	46	$354	1.25%	-2.9%
12/31/2020	7.96	48	385	1.25%	6.2%
12/31/2019	7.49	17	127	1.25%	7.3%
12/31/2018	6.98	18	124	1.25%	-1.4%
12/31/2017	7.08	32	228	1.25%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	2.1%
2020	1.3%
2019	2.6%
2018	2.9%
2017	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Diversified Value Portfolio - 04-190

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$34,663	$19,635	1,986
Receivables: investments sold	-
Payables: investments purchased	(1)
Cumulative net assets	$34,662

	Net Assets	Units Outstanding	Accumulation Unit Value
	$34,662	2,407	$14.40

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$383
Mortality & expense charges			(419)
Net investment income (loss)			(36)

Gain (loss) on investments:
Net realized gain (loss)			2,270
Realized gain distributions			527
Net change in unrealized appreciation (depreciation)			5,788
Net gain (loss)			8,585

Increase (decrease) in net assets from operations			$8,549

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
	Increase (decrease) in net assets from operations:
	Net investment income (loss)	$(36)	$1,344
	Net realized gain (loss)	2,270	(17,443)
	Realized gain distributions	527	14,344
	Net change in unrealized appreciation (depreciation)	5,788	321

	Increase (decrease) in net assets from operations	8,549	(1,434)

	Contract owner transactions:
	Proceeds from units sold	-	3,293
	Cost of units redeemed	(5,489)	(62,373)
	Account charges	(27)	(23)
	Increase (decrease)	(5,516)	(59,103)
	Net increase (decrease)	3,033	(60,537)
	Net assets, beginning	31,629	92,166
	Net assets, ending	$34,662	$31,629

	Units sold	-	599
	Units redeemed	(423)	(6,871)
	Net increase (decrease)	(423)	(6,272)
	Units outstanding, beginning	2,830	9,102
	Units outstanding, ending	2,407	2,830

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$160,119
Cost of units redeemed/account charges			(209,217)
Net investment income (loss)			12,375
Net realized gain (loss)			1,729
Realized gain distributions			54,628
Net change in unrealized appreciation (depreciation)			15,028
Net assets			$34,662

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$14.40	2	$35	1.25%	28.8%
12/31/2020	11.18	3	32	1.25%	10.4%
12/31/2019	10.13	9	92	1.25%	24.1%
12/31/2018	8.16	13	102	1.25%	-10.3%
12/31/2017	9.09	13	114	1.25%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.2%
2020	3.6%
2019	3.4%
2018	2.6%
2017	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Mid-Cap Index Portfolio - 04-118

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$371,606	$239,755	12,604
Receivables: investments sold	-
Payables: investments purchased	(12)
Cumulative net assets	$371,594

	Net Assets	Units Outstanding	Accumulation Unit Value
	$371,594	15,798	$23.52

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$3,908
Mortality & expense charges			(4,389)
Net investment income (loss)			(481)

Gain (loss) on investments:
Net realized gain (loss)			8,070
Realized gain distributions			23,327
Net change in unrealized appreciation (depreciation)			40,282
Net gain (loss)			71,679

Increase (decrease) in net assets from operations			$71,198

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(481)	$861
Net realized gain (loss)		8,070	13,271
Realized gain distributions		23,327	17,493
Net change in unrealized appreciation (depreciation)		40,282	15,673

Increase (decrease) in net assets from operations		71,198	47,298

Contract owner transactions:
Proceeds from units sold		2,070	31,097
Cost of units redeemed		(20,718)	(96,888)
Account charges		(77)	(102)
Increase (decrease)		(18,725)	(65,893)
Net increase (decrease)		52,473	(18,595)
Net assets, beginning		319,121	337,716
Net assets, ending		$371,594	$319,121

Units sold		102	1,947
Units redeemed		(966)	(5,846)
Net increase (decrease)		(864)	(3,899)
Units outstanding, beginning		16,662	20,561
Units outstanding, ending		15,798	16,662

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$1,867,213
Cost of units redeemed/account charges			(2,062,587)
Net investment income (loss)			(1,857)
Net realized gain (loss)			24,513
Realized gain distributions			412,461
Net change in unrealized appreciation (depreciation)			131,851
Net assets			$371,594

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$23.52	16	$372	1.25%	22.8%
12/31/2020	19.15	17	319	1.25%	16.6%
12/31/2019	16.43	21	338	1.25%	29.2%
12/31/2018	12.71	22	284	1.25%	-10.5%
12/31/2017	14.19	25	354	1.25%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	1.1%
2020	1.4%
2019	1.5%
2018	1.3%
2017	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust Vanguard VIF Small Company Growth Portfolio - 04-119

Statement of Net Assets
December 31, 2021

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments at value	$388,179	$313,311	14,647
Receivables: investments sold	-
Payables: investments purchased	(13)
Cumulative net assets	$388,166

	Net Assets	Units Outstanding	Accumulation Unit Value
	$388,166	15,563	$24.94

Statement of Operations
For the period ended December 31, 2021

Investment Income:
Dividend income			$1,311
Mortality & expense charges			(4,616)
Net investment income (loss)			(3,305)

Gain (loss) on investments:
Net realized gain (loss)			4,284
Realized gain distributions			16,775
Net change in unrealized appreciation (depreciation)			21,884
Net gain (loss)			42,943

Increase (decrease) in net assets from operations			$39,638

Statement of Changes in Net Assets

		Period ended December 31, 2021 *	Period ended December 31, 2020 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,305)	$(1,461)
Net realized gain (loss)		4,284	(450)
Realized gain distributions		16,775	23,013
Net change in unrealized appreciation (depreciation)		21,884	34,270

Increase (decrease) in net assets from operations		39,638	55,372

Contract owner transactions:
Proceeds from units sold		50,840	305
Cost of units redeemed		(13,918)	(1,788)
Account charges		(32)	(34)
Increase (decrease)		36,890	(1,517)
Net increase (decrease)		76,528	53,855
Net assets, beginning		311,638	257,783
Net assets, ending		$388,166	$311,638

Units sold		2,026	18
Units redeemed		(556)	(107)
Net increase (decrease)		1,470	(89)
Units outstanding, beginning		14,093	14,182
Units outstanding, ending		15,563	14,093

* Date of Fund Inception into Variable Account: 4 /29 /2005
Accumulation unit value on date of inception: $5 .00

Cumulative Net Assets
December 31, 2021

Proceeds from units sold			$941,341
Cost of units redeemed/account charges			(913,372)
Net investment income (loss)			(26,370)
Net realized gain (loss)			67,087
Realized gain distributions			244,612
Net change in unrealized appreciation (depreciation)			74,868
Net assets			$388,166

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Accumulation Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2021	$24.94	16	$388	1.25%	12.8%
12/31/2020	22.11	14	312	1.25%	21.7%
12/31/2019	18.18	14	258	1.25%	26.5%
12/31/2018	14.37	19	267	1.25%	-8.4%
12/31/2017	15.69	22	338	1.25%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2021	0.4%
2020	0.6%
2019	0.5%
2018	0.4%
2017	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.  Organization

The AUL American Individual Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on April 4, 1994, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Variable Account commenced on November 21, 1994. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Fidelity	Pioneer
Alger	Franklin Templeton	Royce Capital
American Century	Goldman Sachs	T. Rowe Price
BNY Mellon	Invesco	Timothy Plan
Calvert	Janus	Vanguard
Columbia	Neuberger Berman

The accompanying  financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.  Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2021. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2021.

Currently for years after offering of the subaccount but prior to commencement of investing transactions,  management  has presented the accumulation  unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation  unit value of $5.00, adjusted for performance  of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying  statements of net assets of each of the subaccounts as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”).   The Report of Independent Auditors includes the subaccounts and periods that are audited.

Accumulation  unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex- date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification  accounting basis.

Units Outstanding  and Accumulation  Unit Value

In the Statement of Net Assets, the units outstanding and accumulation  unit values have been rounded to the nearest whole unit or nearest cent, respectively.

13

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.  Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments.  These inputs are summarized in the three broad levels listed below.

Level 1 –  Unadjusted quoted prices in active markets for identical assets.

Level 2 –  Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –  Unobservable  inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2021, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$55,959,846	$-	$-	$55,959,846

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2021, the Variable Account did not change its valuation methodology  and did not use significant unobservable  inputs (Level 3) in determining the value of investments.

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code.  Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts.  The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management  of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties  that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized  tax benefits relating to uncertain income tax positions.

14

2.  Summary of Significant Accounting Policies (continued)

Estimates

The preparation of financial statements in accordance with GAAP requires management  to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.  Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental  entities.

AUL deducts an annual administrative  charge from each contract equal to the lesser of 2% of the contract value or $30. The fee is assessed every year on the contract anniversary date during the accumulation  period, but is waived if the contract value exceeds $50,000 on the contract anniversary date. The account charges assessed for the years ended December 31, 2021 and 2020, were $24,170 and $28,361, respectively.  AUL may assess a withdrawal charge on withdrawals that exceed 12% of the contract value at the time of the first withdrawal in a contract year.

However, the contract owner has a right to a full refund of the contributions  made under the contract for any reason within ten days of receipt.  If a particular state allows a longer “free look” period, then such state law will be followed.  The amount of the withdrawal charge depends upon the type of contract and the length of time the contract has existed.  Withdrawal charges range from 10% decreasing to 0%, depending on policy duration, for flexible premium contracts and withdrawal charges range from 7% decreasing to 0%, depending on policy duration, for one year flexible premium contracts.

All account charges are recorded as redemptions of units in the accompanying  Statement of Changes in Net Assets.

Mortality and Expense Charges

AUL deducts a daily charge for the mortality and expense risks assumed by AUL. The charge is equal on an annual basis to 1.25% of the average daily net assets of each investment account.  AUL guarantees that the mortality and expense charge will not increase.  The charges incurred during the years ended December 31, 2021 and 2020, were $684,339 and $574,200, respectively.  These charges are recorded as a reduction in net investment income on the accompanying  Statement of Operations.

15

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2021, by each subaccount, are shown below:

Fund Name	Purchases	Sales
Alger Small Cap Growth Portfolio I-2 Class - 04-515	$8,184	$32,158
Alger Large Cap Growth Portfolio I-2 Class - 04-500	28,497	753,349
AB VPS International Value Portfolio A Class - 04-377	1	37
AB VPS Small Mid Cap Value Portfolio A Class - 04-378	1,534	1,344
American Century VP Income & Growth Fund I Class - 04-425	736	28,032
American Century VP International Fund I Class - 04-420	6,829	92,565
American Century VP Ultra Fund I Class - 04-122	16,721	1,777
American Century VP Mid Cap Value Fund II Class - 04-397	-	3,991
American Century VP Capital Appreciation Fund I Class - 04-410	1,712	112,254
Calvert VP SRI Mid Cap Growth Portfolio - 04-520	1,111	27,396
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382	-	2,181
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646	-	48
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645	12,542	62
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650	4,072	45,733
Fidelity VIP Contrafund Portfolio Initial Class - 04-245	25,876	497,575
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205	6,719	195,246
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162	1	71
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161	-	59,579
Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159	-	5,532
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158	-	83
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157	241	399
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164	-	344
Fidelity VIP Growth Portfolio Initial Class - 04-210	71,121	954,288
Fidelity VIP High Income Portfolio Initial Class - 04-215	4,683	47,638
Fidelity VIP Index 500 Portfolio Initial Class - 04-225	42,178	1,040,678
Fidelity VIP Overseas Portfolio Initial Class - 04-220	41,960	56,731
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941	-	1,467
Fidelity VIP Asset Manager Portfolio Initial Class - 04-230	60,864	419,555
Franklin Allocation VIP Fund 1 Class - 04-908	-	7,131
Templeton Foreign VIP Fund 2 Class - 04-909	-	1,047
Franklin Small Cap Value VIP Fund 1 Class - 04-906	1	537
Templeton Global Bond VIP Fund 1 Class - 04-907	-	1,324
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK	243,802	275,238
Invesco V.I. Core Equity Fund Series II Class - 04-826	-	162
Invesco V.I. International Growth Fund Series II Class - 04-827	-	2,965
Invesco V.I. Diversified Dividend Fund Series I Class - 04-861	1	961
Invesco V.I. Health Care Fund Series I Class - 04-815	488	30,103
Invesco V.I. Global Real Estate Fund Series I Class - 04-825	1	6,725
Invesco V.I. High Yield Fund Series I Class - 04-830	-	56
Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607	1,116	241,309
Janus Henderson Forty Portfolio Institutional Class - 04-602	8,480	841
Janus Henderson Global Research Portfolio Institutional Class - 04-606	1	3
Janus Henderson Overseas Portfolio Service Class - 04-609	-	71
Janus Henderson Mid Cap Value Portfolio Service Class - 04-259	-	-
Janus Henderson Balanced Portfolio Service Class - 04-611	18,226	180,379
Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870	-	970
Neuberger Berman Short Duration Bond Portfolio I Class - 04-875	-	152
Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866	3,258	582
Pioneer Equity Income VCT Portfolio I Class - 04-CPF	1,562	402,996

16

AUL American Individual Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4.  Investment Transactions (continued)

Fund Name	Purchases	Sales
Pioneer Fund VCT Portfolio I Class - 04-596	$-	$2,748
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597	-	847
Pioneer Equity Income VCT Portfolio II Class - 04-598	953	3,170
Pioneer Bond VCT Portfolio I Class - 04-CPG	650	485,628
Royce Capital Small-Cap Portfolio Investor Class - 04-750	-	-
T. Rowe Price Equity Income Portfolio - 04-580	25,954	649,087
T. Rowe Price Limited-Term Bond Portfolio - 04-585	855	802
T. Rowe Price Blue Chip Growth Portfolio - 04-124	14,819	71,997
Timothy Plan Conservative Growth Variable - 04-126	-	4,453
Vanguard VIF Mid-Cap Index Portfolio - 04-118	2,070	25,184
Vanguard VIF Small Company Growth Portfolio - 04-119	50,840	18,566
Vanguard VIF Total Bond Market Index Portfolio - 04-121	314	25,515
Vanguard VIF Diversified Value Portfolio - 04-190	-	5,935

Total	$708,973	$6,827,597

5.  Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account’s maximum exposure under these arrangements  is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 22, 2022, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

17

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial

Partners, Inc.)

Report of Independent Auditors on

Statutory Financial Statements and Supplemental Schedules

December 31, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2021 and 2020 and the related statutory statements of operations, of changes in surplus, and of cash flows for the years then ended including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204

T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•                  Exercise professional judgment and maintain professional skepticism throughout the audit.

•                  Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•                  Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•                  Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•                  Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories, and schedule of reinsurance disclosures (collectively, referred to as the “supplemental schedules”) of the Company as of December 31, 2021 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

Indianapolis, IN

April 6, 2022

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2021 and 2020

(In thousands)

	2021	2020

Admitted assets
Bonds, at amortized cost (market value of $13,712,472 and $13,491,379)	$12,811,094	$12,168,892
Stocks
Preferred, at cost (market value of $2,130 and $2,220)	2,000	2,000
Common
Affiliated (cost of $967 and $964)	3,073	5,075
Unaffiliated (cost of $75,286 and $82,738)	76,370	83,784
Mortgage loans	2,479,820	2,408,067
Real estate	89,838	89,281
Other invested assets	370,888	260,778
Securities lending reinvested collateral	610,406	657,363
Derivatives	63,620	100,790
Contract loans	489,729	441,012
Cash and cash equivalents (market value of $72,329 and $200,906)	72,329	200,906
Total cash and invested assets	17,069,167	16,417,948
Other
Premiums deferred and uncollected	88,469	87,673
Reinsurance receivables	37,082	26,416
Investment income due and accrued	122,377	109,975
Federal income tax recoverable	12,462	7,688
Net deferred tax asset	87,666	69,474
Corporate owned life insurance	496,481	389,549
Other assets	24,382	48,655
Separate account assets	21,110,020	18,670,021
Total admitted assets	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2021 and 2020

(In thousands, except share amounts)

	2021	2020

Liabilities and surplus
Policy reserves
Life reserves	$2,952,686	$2,434,946
Annuity reserves	10,360,846	9,887,564
Accident and health reserves	243,518	221,154
Other reserves	74,894	83,514
	13,631,944	12,627,178
Policy and contract liabilities
Policy claims in process of settlement	84,012	75,892
Policy dividends payable	24,246	28,652
Deposit-type contracts	1,599,315	1,875,097
Other policy and contract liabilities	14,201	2,415
	1,721,774	1,982,056
General liabilities and other reserves
Accrued commissions and general expenses	163,150	161,018
Taxes, licenses and fees	6,198	6,536
Transfers from separate accounts, due or accrued	(5,930)	(3,959)
Asset valuation reserve	178,425	135,464
Interest maintenance reserve	47,099	4,062
Pension liability	12,803	16,785
Payable for securities lending	610,406	657,363
Derivatives	47,217	74,355
Other liabilities	153,989	173,454
Separate account liabilities	21,110,020	18,670,021
	22,323,377	19,895,099
Total liabilities	37,677,095	34,504,333

Common capital stock, $100 par value, authorized 50,000 shares;
issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Unassigned surplus (includes deferred gain on reinsurance transaction of
$4,491 and $9,145 in 2021 and 2020, respectively)	921,761	873,816
Total surplus	1,371,011	1,323,066
Total liabilities and surplus	$39,048,106	$35,827,399

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Premium and other income
Life and annuities	$4,840,961	$4,457,659
Accident and health	166,064	180,845
Net investment income	619,631	581,555
Amortization of interest maintenance reserve	3,610	1,638
Ceding commissions, expense allowances and reserve adjustments	52,790	43,524
Transfer of reserves under coinsurance assumed agreement	412,050	-
Ceding commission received under coinsurance assumed agreement	31,427	-
Other income	268,860	154,397
	6,395,393	5,419,617
Benefits and expenses
Death benefits	229,495	169,774
Accident and health and disability benefits	105,318	100,643
Annuity benefits	179,625	156,941
Surrender benefits and other fund withdrawals	4,448,602	3,654,907
Other benefits	94,941	54,107
Increase in policy reserves	1,016,048	1,095,274
Separate account transfers	(332,395)	(363,946)
General expenses	330,897	313,999
Commissions and service fees	192,918	183,948
Taxes, licenses and fees	30,296	28,322
Deferred gain under coinsurance assumed agreement	24,827	-
Other	(1,190)	(322)
	6,319,382	5,393,645
Net gain from operations before dividends to policyholders,
federal income taxes, and net realized capital gains (losses)	76,011	25,972

Dividends to policyholders	25,821	29,569
Federal income tax expense (benefit)	10,794	(5,913)
Net gain from operations before net realized
capital gains	39,396	2,316

Net realized capital gains (losses), net of federal income tax expense of ($2,322)
and $1,551, and net transfers of capital gains (losses) to the interest maintenance
reserve of $485 and $4,650, in 2021 and 2020, respectively	(575)	3,765
Net income	$38,821	$6,081

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Surplus, beginning of year	1,323,066	1,024,696

Net income	38,821	6,081
Change in unrealized gain	30,924	5,128
Change in net deferred income tax	18,441	16,254
Change in net unrealized gain (loss) on foreign exchange	2,172	(3,928)
Change in asset valuation reserve	(42,961)	(19,363)
Change in nonadmitted assets	(26,769)	(32,317)
Change in surplus as a result of reinsurance	17,488	(4,864)
Cumulative effect of changes in accounting principles	-	(2,951)
Surplus adjustment paid in	-	338,700
Change in pension liability	4,236	(4,409)
Dividends to shareholders	(6,000)	-
Prior period reserve adjustment	7,630	-
Prior period tax expense adjustment	3,963	-
Other	-	39
Surplus, end of year	1,371,011	1,323,066

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2021 and 2020

(In thousands)

	2021	2020

Cash from operations
Premiums and other policy considerations	$5,007,769	$4,632,545
Investment income	626,575	586,962
Other income	265,879	193,997
	5,900,223	5,413,504

Benefits and Separate Account transfers	4,717,761	3,757,652
Commissions and general expenses	529,223	527,345
Federal income taxes including ($1,837) and $1,551 for 2021
and 2020 on capital gains (losses)	11,615	(634)
Dividends to policyholders	30,489	29,496
	5,289,088	4,313,859
Net cash provided from operations	611,135	1,099,645

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	2,471,559	1,121,056
Stocks	7,452	-
Mortgage loans	275,713	303,131
Miscellaneous proceeds	143,128	123,805
	2,897,852	1,547,992

Cost of investments acquired
Bonds	2,636,150	2,637,001
Stocks	-	4,548
Mortgage loans	347,434	321,408
Real estate	7,034	283
Other invested assets	202,840	512,953
	3,193,458	3,476,193
Increase in contract loans	28,139	32,914
Net cash used from investments	(323,745)	(1,961,115)

Cash from financing and miscellaneous sources
Paid in surplus	-	338,700
Net deposits on deposit-type contracts	(287,101)	192,190
Dividends to shareholders	(6,000)	-
Other (uses) sources	(122,866)	360,990
Net cash provided (used) from financing and miscellaneous sources	(415,967)	891,880
Net change in cash	(128,577)	30,410
Cash and cash equivalents, beginning of year	200,906	170,496
Cash and cash equivalents, end of year	$72,329	$200,906

Supplemental disclosures for non-cash transactions:
Transfers of invested assets under coinsurance assumed agreement	492,199	-
Contribution to subsidiary	3,000	2,500
Capitalized interest	2,232	2,717

The accompanying notes are an integral part of these statutory financial statements.

American United Life Insurance Company

Notes to Statutory Financial Statements

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-three percent of AUL’s direct premiums for the year ended December 31, 2021 were generated in six states: Indiana, California, Texas, Missouri, Pennsylvania, and Louisiana.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

Certain prior year amounts have been revised to conform to current period presentation. These changes have no impact on previously reported consolidated balance sheets or statements of operations, changes in surplus, or cash flows. Refer to Note 17 – Fair Value of Financial Instruments.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2021 and 2020 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2021	2020

Audited statutory net income, Indiana state basis		$38,821	$6,081
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	(4,092)	2,268
Statutory net income (loss), NAIC SAP		$42,913	$3,813

Audited statutory surplus, Indiana state basis		$1,371,011	$1,323,066
State permitted practice
Difference in the accounting and reporting for reinsurance reserves credits	61R	-	4,092
Statutory surplus, NAIC SAP		$1,371,011	$1,318,974

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

•	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

•	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

•	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

•	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at market value.

•	Certain assets designated as “non-admitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

•	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

•	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

•	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

•	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

•	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

•	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

•	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

Accounting Changes and Correction of Error

In 2021, the Company corrected an error related to an assumption used in certain Individual Variable Annuity reserve calculations. As a result of this error, prior year surplus and current federal income tax were understated by $7.6 million and $1.8 million, respectively, and reserves were overstated $9.4 million as of December 31, 2020. The error was corrected as a direct increase in surplus of $7.6 million, net of the current tax impact.

In 2021, the Company completed a detailed analysis of its current and deferred tax accounts. The Company determined that the current tax recoverable was understated by $4.0 million as a result of the incorrect settlement of prior period taxes with affiliated entities. The gross deferred tax asset was overstated by $4.9 million but since the majority of this asset was non-admitted there was no net impact on surplus. These errors were corrected by a direct increase to surplus of $4.0 million in 2021.

During 2020, the Company implemented the VM-21 change in valuation basis for principle-based reserves for variable annuities. This required reserve methodology change is treated as a change in accounting principle under SSAP 3. This change resulted in additional reserves of $3.7 million and resulted in a cumulative adjustment that decreased surplus by $3.0 million net of the current tax impact of $0.7 million.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses)”. The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2021, the cash surrender value in an investment vehicle is $496.5 million and is allocated into the following categories based on primary underlying investment characteristics: 11% bonds, 19% stocks, 2% mortgage loans, 3% cash and short-term investments, and 65% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $174.4 million and $154.9 million as of December 31, 2021 and 2020, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2021 and 2020 was $20.4 million and $16.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.25 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.2 million and $2.9 million for the years ended December 31, 2021 and 2020, respectively. Future lease commitments are as follows: 2022, $1.0 million; 2023, $0.8 million; 2024, $0.6 million; 2025, $0.6 million; 2026, $0.6 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $0 and $1.3 million as of December 31, 2021 and 2020, respectively. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2021, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2021, statutory surplus was $581.6 million and $52.4 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2021 and 2020 for such services were $73.2 million and $47.5 million, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $2,213.9 million and $2,217.5 million at December 31, 2021 and December 31, 2020, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made four of the seven contributions agreed to in the permitted practice, and a fifth payment is expected by the end of April 2022. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that the premiums are recorded. The Company recognized $4.6 million and $4.9 million of the deferred gain amortization in 2021 and 2020, respectively. The deferred gain balance was $4.5 million and $9.1 million at December 31, 2021 and 2020, respectively.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $0.9 million and 2.0 million in 2021 and 2020, respectively, from OAS. OAS provided certain administrative services to AUL for fees of $1.1 million in both 2021 and 2020. The Company made no capital contributions to OAS in 2021 or 2020. During 2021 and 2020, OAS paid a dividend of $6.0 million and $1.5 million, respectively, to AUL.

The Company earned fees of $1.1 million and $4.4 million in 2021 and 2020, respectively, from McCready & Keane Inc. management services agreement.

The Company earned fees of $0.4 million in both 2021 and 2020 from RMS. The Company made noncash capital contributions to RMS of $3.0 million and $2.5 million in 2021 and 2020, respectively. During 2021 and 2020, the Company recognized a realized impairment loss of $3.0 million and $1.6 million, respectively, on its investment in RMS.

During 2021 and 2020, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $23.6 million and $20.2 million, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $12.8 million and $10.4 million in 2021 and 2020, respectively. OAM also provides investment management services to AUL and fees for this service were $14.3 million and $12.6 million in 2021 and 2020, respectively.

In September 2020, OneAmerica issued $400 million 4.25% senior notes due in 2050. The proceeds are intended to be used for general corporate purposes, including deploying the majority of the net proceeds to AUL.

Intercompany services are settled monthly.

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2021	Value	Gains	Losses	Value

U.S. government bonds	$630,588	$38,686	$2,190	$667,084
All other government bonds	143,258	2,418	4,042	141,634
Special revenue and special assessment	496,384	45,134	992	540,526
Hybrid bonds	51,519	4,656	1,005	55,170
Industrial and miscellaneous	11,434,374	881,105	62,484	12,252,995
SVO identified funds	54,971	261	169	55,063
	$12,811,094	$972,260	$70,882	$13,712,472

				Estimated
	Admitted	Unrealized		Fair
2020	Value	Gains	Losses	Value

U.S. government bonds	$1,117,488	$78,309	$9,518	$1,186,279
All other government bonds	91,600	3,588	337	94,851
Special revenue and special assessment	552,575	71,783	-	624,358
Hybrid bonds	49,559	3,549	3,158	49,950
Industrial and miscellaneous	10,310,932	1,220,282	43,862	11,487,352
SVO identified funds	46,738	1,851	-	48,589
	$12,168,892	$1,379,362	$56,875	$13,491,379

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2021	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$79,175	$1,440	$6,625	$750	$85,800	$2,190
All other government bonds	54,717	1,391	35,782	2,651	90,499	4,042
Special revenue and assessment	65,403	992	-	-	65,403	992
Hybrid bonds	423	22	22,330	983	22,753	1,005
Industrial and miscellaneous	1,964,258	28,830	808,647	33,654	2,772,905	62,484
SVO identified funds	18,620	169	-	-	18,620	169
	$2,182,596	$32,844	$873,384	$38,038	$3,055,980	$70,882

	Less than		12 Months
	12 Months		or More		Total
2020	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses

U.S. government bonds	$337,889	$9,335	$1,581	$183	$339,470	$9,518
All other government bonds	22,586	337	-	-	22,586	337
Hybrid bonds	11,895	458	17,749	2,700	29,644	3,158
Industrial and miscellaneous	918,595	28,056	737,507	15,806	1,656,102	43,862
	$1,290,965	$38,186	$756,837	$18,689	$2,047,802	$56,875

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported no bond impairments related to other-than-temporary declines in fair value in 2021 or 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted value and estimated fair value of bonds at December 31, 2021, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value

Due in one year or less	$260,579	$264,343
Due after one year through five years	1,922,959	2,052,463
Due after five years through ten years	2,670,659	2,809,474
Due after ten years	5,018,409	5,581,732
	9,872,606	10,708,012
Mortgage-backed securities	2,938,488	3,004,460
	$12,811,094	$13,712,472

Proceeds from sales of investments in bonds during 2021 and 2020 were $900.2 million and $280.8 million, respectively. Gross gains of $26.1 million and $5.0 million and gross losses of $26.4 million and $0.8 million were realized on those disposals in 2021 and 2020, respectively.

Securities sold, redeemed, liquidated or otherwise disposed as a result of a callable feature included 158 CUSIPS with a total of $11.3 million of investment income generated.

Loan-backed securities owned at December 31, 2021 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
Less than 12 Months	$7,157
12 Months or Longer	$6,087

The aggregate related fair value of securities with unrealized losses:
Less than 12 Months	$836,973
12 Months or Longer	$200,322

Total capital gains (losses) of $(0.2) million and $4.7 million before tax were transferred to IMR in 2021 and 2020, respectively.

At December 31, 2021 and 2020, the common stock unrealized appreciation of $3.2 million and $5.2 million, respectively, is comprised of $3.2 million and $5.2 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2021, the Company did not have any stock impairments related to other-than-temporary declines in market values.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Net investment income consists of the following:

	2021	2020

Interest	$609,299	$589,473
Dividends	8,547	4,553
Rental Income	16,750	20,683
Other	27,919	10,519
Gross investment income	662,515	625,228

Less investment expenses	42,884	43,673
Net investment income	$619,631	$581,555

There was no non-admitted accrued investment income at December 31, 2021 or 2020. Net investment income includes $2.2 million and $2.7 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2021 and 2020, respectively.

At December 31, 2021 and 2020, investments in bonds with an admitted asset value of $3.5 million and $3.7 million respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $54.5 million and $85.6 million at December 31, 2021 and 2020, respectively. AUL had $266.7 million and $191.9 million outstanding commitments on its other invested assets portfolio as of December 31, 2021 and 2020, respectively.

AUL did not hold any structured notes at December 31, 2021 or 2020.

Reported values for subsidiary controlled and affiliated investments:

Description		Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS		$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS		3,073	-	3,073	6/30/2021	Sub-2	Y	5,236	N
MRO-A		862	862	-	N/A	N/A	N/A	N/A	N/A
	Total	$3,935	$862	$3,073

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2021, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 31 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total

Apartments	$616,649	24.9%	$557,111	23.1%
Industrial/warehouse	656,957	26.5%	637,134	26.5%
Medical office	55,721	2.2%	64,309	2.7%
Office	255,874	10.3%	258,018	10.7%
Retail	865,847	34.9%	847,718	35.2%
Other	28,772	1.2%	43,777	1.8%
Subtotal gross mortgage loans	2,479,820	100.0%	2,408,067	100.0%
Valuation allowance	-		-
Balance, end of year	$2,479,820		$2,408,067

During 2021, the minimum and maximum lending rates for mortgage loans were 2.7 percent and 4.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 64.9 percent. As of December 31, 2021 and 2020, the Company held no mortgages with interest more than 30 days past due . The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2021 or 2020.

In response to the COVID-19 pandemic, loan modifications were provided on a good faith basis to borrowers who were current. All modification were in the form of waivers of scheduled principal payments for a period of four to six months. No interest payments were waived and no interest rates were modified. During 2020, the Company modified 48 loans. During 2021, 7 loans were repaid and, as of December 31, 2021, 41 modified loans remained totaling $238.9 million, or 9.6%, of carrying value of the commercial mortgage portfolio. The modification period has ended and all loans remained in good standing as of December 31, 2021. The modifications in 2020 were within the scope of the NAIC’s interpretation 20-03 adopted in April 2020, as amended in January 2021, and did not constitute troubled debt restructurings. This statutory accounting exception allows insurance reporting entities to address the mortgage loan modification or forbearance request without constituting a troubled debt restructuring, if certain criteria are met.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. We did not hold an allowance for losses of all mortgage loans for the years ended December 31, 2021 and 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Impaired mortgage loans identified in management’s specific review of probable loan losses and the related allowance for losses at December 31, are as follows:

	2021		2020
	Unpaid Principal Balance	Related Allowance	Unpaid Principal Balance	Related Allowance

Apartments	$616,649	$-	$557,111	$-
Industrial/warehouse	656,957	-	637,134	-
Medical office	55,721	-	64,309	-
Office	255,874	-	258,018	-
Retail	865,847	-	847,718	-
Other	28,772	-	43,777	-
Balance, end of year	$2,479,820	$-	$2,408,067	$-

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2021	2020

CM1 - highest quality	$2,282,842	$2,300,576
CM2 - high quality	195,489	104,191
CM3 - medium quality	-	1,727
CM4 - low medium quality	1,489	1,554
CM5 - low quality	-	-

Subtotal - CM category	2,479,820	2,408,048

Residential - not categorized	-	19
Valuation adjustment	-	-

Total	$2,479,820	$2,408,067

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2021 or 2020. The Company did not restructure any mortgage loans in 2021 or 2020.

AUL had outstanding mortgage loan commitments of approximately $85.0 million and $62.8 million at December 31, 2021 and 2020, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2021, the fair value of derivative assets and liabilities were $64.8 million and $45.3 million, respectively. As of December 31, 2020, the fair value of derivative assets and liabilities were $101.0 million and $73.9 million, respectively. The change in unrealized gains and losses was $10.0 million and ($1.4) million, net gain (loss) recognized in 2021 and 2020, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $19.3 million and $26.4 million at December 31, 2021 and 2020, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $0 and $17.6 million at December 31, 2021 and 2020, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The notional amounts and the fair market value of derivative contracts at December 31, were as follows:

	2021		2020
	Notional	Fair Market Value	Notional	Fair Market Value
Purchased S&P 500 Call Options	$509,850	$63,620	$461,750	$80,972
Written S&P 500 Call Options	461,300	(44,595)	420,750	(62,716)
Credit Default Swaps	-	-	685,000	(7,085)
Credit Default Swaps Index	-	-	800,000	19,819
Foreign Currency Swaptions	68,471	742	68,471	(3,955)
U.S. Treasury Futures	-	-	-	-
Net Fair Market Value		$19,767		$27,035

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account
Restricted Asset Category	2021	2020	Change between years	Gross Admitted and Nonadmitted Restricted to Total Admitted Assets

Federal Home Loan Bank of Indianapolis (FHLBI) Capital Stock	$75,038	$82,490	$(7,452)	0.2%
On deposit with states	3,477	3,730	(253)	0.0%
Bonds held for the FHLBI collateral	163,871	600,122	(436,251)	0.4%
Bonds held for assumed reinsurance	117,242	123,353	(6,111)	0.3%
Mortgage loans held for the FHLBI collateral	2,223,893	2,180,340	43,553	5.7%
Collateral held under security lending agreement	610,406	657,363	(46,957)	1.6%
Total Restricted Assets	$3,193,927	$3,647,398	$(453,471)	8.2%

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

The Company held cash collateral at fair value in the amount of $610.4 million and $657.4 million as of December 31, 2021 and 2020, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Reinvested collateral assets as of December 31, 2021 are as follows:

	2021		2020
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$37	$34	$56	$53
30 Days or Less	175,305	175,307	180,264	180,267
31 to 60 Days	31,425	31,425	49,073	49,078
61 to 90 Days	65,317	65,321	21,773	21,778
91 to 120 Days	35,043	35,037	27,467	27,472
121 to 180 Days	88,454	88,446	100,507	100,526
181 to 365 Days	171,728	171,665	241,193	241,221
1 to 2 Years	43,097	43,060	37,030	37,043
2 to 3 Years	-	-	-	-
Greater than 3 Years	-	-	-	-
Subtotal	610,406	610,295	657,363	657,438
Securities Received	-	-	-	-
Total Collateral Reinvested	$610,406	$610,295	$657,363	$657,438

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge.

The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2021 as follows:

	2021	2020
Description of Collateral	Amortized Cost	Amortized Cost

Industrial and Miscellaneous Bonds	$26,959	$25,030
Certificates of Deposit	16,138	12,000
Total collateral extending beyond one
year from of the reporting date	$43,097	$37,030

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Transfers of financial assets accounted for as secured borrowings at December 31, 2021 and 2020 are as follows:

Assets:	2021	2020
Bonds	$105,251	$ 153,677
Cash, Cash Equivalents, and Short Term	505,155	503,686
Total Securities Lending Collateral	$610,406	$ 657,363

Liabilities:
Securities Lending Cash Collateral	$610,406	$ 657,363

The Company does not have any transfers of receivables with recourse.

5.  Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation, and consists of $14.6 million and $14.9 million for investment properties and $75.2 million and $74.4 million for the home office at December 31, 2021 and 2020, respectively. Depreciation expense on real estate amounted to $6.2 million and $6.5 million in 2021 and 2020, respectively.

Income from real estate for 2021 and 2020 includes $6.8 million and $6.6 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2021 or 2020.

6.  Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,236.0 million and $1,257.6 million as of December 31, 2021 and 2020, respectively. The amount of the related reserve was $8.1 million for both December 31, 2021 and 2020.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

These reserves consisted of the following at December 31:

	2021	2020
Life and accident and health reserves
Individual, group and credit life policies	$ 3,587,695	$ 3,131,851
Annuities and deposit administration funds	10,360,846	9,891,656
Accident and health and other reserves	1,753,445	1,693,377
Less reinsurance ceded	(2,070,042)	(2,089,706)
	$ 13,631,944	$ 12,627,178

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2021		2020
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$2,293,086	7.0%	$2,523,772	8.3%
At book value less surrender charges	487,162	1.5%	521,859	1.7%
At market value	20,755,889	63.0%	18,517,900	61.1%
	23,536,137	71.4%	21,563,531	71.1%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	4,731,435	14.4%	4,135,075	13.7%
Not subject to discretionary withdrawal	4,636,466	14.2%	4,587,791	15.2%

	$32,904,038	100.0%	$30,286,397	100.0%
Less reinsurance ceded	-		(4,092)

	$32,904,038		$30,282,305

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2021:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$22,351	$25,548	$-	$-	$-
Universal Life	90,299	90,603	93,679	-	-	-
Other Permanent Cash Value Life Insurance	-	2,247,321	2,799,388	-	-	-
Variable Universal Life	10,365	10,362	10,383	160,411	160,355	161,150

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	658,696	-	-	-
Accidental Death Benefits	-	-	173	-	-	-
Disability - Active Lives	-	-	10,845	-	-	-
Disability - Dasabled Lives	-	-	50,983	-	-	-
Miscellaneous Reserves	-	-	78,793	-	-	-

Total gross	$100,664	$2,370,637	$3,728,488	$160,411	$160,355	$161,150
Reinsurance Ceded	-	-	702,558	-	-	-
Total	$100,664	$2,370,637	$3,025,930	$160,411	$160,355	$161,150

Reconciliation of total life actuarial reserves at December 31, 2021
Life & Accident & Health Annual Statement	Amount
Life Insurance	$2,952,686
Accidental Death Benefits	172
Disability - Active Lives	4,787
Disability - Disabled Lives	43,093
Miscellaneous Reserves	25,192
Subtotal	$3,025,930
Separate Accounts Annual Statement
Life Insurance	$161,150
Accident and health	-
Miscellaneous reserves	-
Subtotal	$161,150
Combined Total	$3,187,080

7.  Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.  Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2021		2020
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$8,109	$15,474	$7,853	$15,085
Ordinary renewal	69,384	63,405	65,363	57,652
Group life	3,015	3,015	4,308	4,308
Group annuity	60	60	(266)	(266)
	$80,568	$81,954	$77,258	$76,779

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $7.0 million and $6.5 million at December 31, 2021 and 2020, respectively. This represented 2.3 percent and 2.0 percent of the total net premiums written for group life and health in 2021 and 2020, respectively.

8.  Separate Accounts

Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2021	2020
Product
Life insurance	$160,566	$148,101
Individual annuities	448,402	461,274
Group annuities	20,501,052	18,060,646
Total	$21,110,020	$18,670,021

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2021	2020

Transfers as reported in the statements of operations of the separate accounts:
Transfers to separate accounts	$3,152,428	$2,764,526
Transfers from separate accounts	3,484,823	3,128,473
Net separate account transfers as reported in the
statements of operations	$(332,395)	$(363,947)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2021	2020

Premiums, considerations or deposits	$3,152,428	$2,764,526
Reserves at December 31
For accounts with assets at
Market value	$20,917,752	$18,666,394
Amortized cost	186,338	-
Total reserves	$21,104,090	$18,666,394
By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current
surrender charge of 5% or more	-	-
At market value	20,917,752	18,666,394
At book value without market value adjustment and with current
surrender charge of less than 5%	186,338	-
	21,104,090	18,666,394
Not subject to discretionary withdrawal	-	-
Total	$21,104,090	$18,666,394

9.  Employees’ and Agents’ Benefit Plans

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2021	2020	2021	2020
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$74,681	$68,809
Service cost	-	-	1,505	1,294
Interest cost	-	-	1,415	1,953
Contribution by plan participants	-	-	1,424	1,442
Actuarial loss	-	-	(2,250)	6,103
Benefits paid	-	-	(4,873)	(4,919)
Plan amendments	-	-	-	-
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$71,902	$74,682

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

	Postretirement Benefits
	2021	2020
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,449	3,477
Plan participants' contributions	1,424	1,442
Benefits paid	(4,873)	(4,919)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	-
Total assets (nonadmitted)	$-	$-
Underfunded
Liabilities recognized
Accrued benefit costs	$59,139	$57,942
Liability for pension benefits	12,763	16,739
Total liabilities recognized	$71,902	$74,681
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,505	$1,294
Interest cost	1,415	1,953
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	1,177	601
Prior service cost or credit	(168)	102
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$3,929	$3,950

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$(13,158)	$(8,788)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	(168)	102
Net gain and loss arising during the period	3,232	(5,073)
Net gain and loss recognized or transferred to parent	1,177	601
Items not yet recognized as a component of net periodic cost - current year	$(8,917)	$(13,158)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	197	365
Net recognized gains and (losses)	(9,114)	(13,523)

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2021	2020

Discount rate	2.58%	3.35%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2021	2020

Discount rate	2.95%	2.58%
Rate of compensation increase	6.00%	6.00%

Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2021 rate of 6.25% until the ultimate rate of 5.00% is reached in 2026.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2022.

OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs were $10.0 million and $16.3 million for 2021 and 2020, respectively. The Company has no legal obligation for benefits under this plan.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits

2022	$ 3,769
2023	3,792
2024	3,824
2025	3,808
2026	3,917
Years 2027-2031	22,999

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $4.0 million and $4.6 million for 2021 and 2020, respectively. As of December 31, 2021, the fair value of the plan assets was $493.3 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2021 plan year. The Company’s contribution to the plan was $1.7 million and $1.4 million in safe harbor matching contributions for 2021 and 2020, respectively. As of December 31, 2021, the fair market value of the plan assets was $49.9 million.

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $7.9 million and $7.6 million for 2021 and 2020, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2021
	Ordinary	Capital	Total

Gross deferred tax assets	$179,143	$424	$179,567
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	179,143	424	179,567
Deferred tax asset nonadmitted	(43,310)	-	(43,310)
Subtotal net admitted deferred tax asset	135,833	424	136,257
Deferred tax liabilities	(48,591)	-	(48,591)
Net admitted deferred tax asset	$87,242	$424	$87,666

(Increase) Decrease in nonadmitted tax asset			$(245)

	2020
	Ordinary	Capital	Total

Gross deferred tax assets	$154,009	$5,413	$159,422
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	154,009	5,413	159,422
Deferred tax asset nonadmitted	(40,677)	(2,388)	(43,065)
Subtotal net admitted deferred tax asset	113,332	3,025	116,357
Deferred tax liabilities	(46,703)	(180)	(46,883)
Net admitted deferred tax asset	$66,629	$2,845	$69,474

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2021			2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ -	$ -	$ -	$ -	$ 2,421	$ 2,421
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	87,242	424	87,666	67,053	-	67,053
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	87,242	424	87,666	67,053	-	67,053
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	221,074	-	-	187,754
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	48,591	-	48,591	46,280	604	46,884
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$ 135,833	$ 424	$ 136,257	$ 113,333	$ 3,025	$ 116,358
Ratio percentage used to determine recovery period and threshold			1085%			881%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$ 1,473,827			$ 1,403,321

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2021		2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$ 179,143	$ 424	$ 154,009	$ 5,413	$ 25,134	$ (4,989)
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	0.0%	100.0%	0.0%	0.0%	0.0%	100.0%
Net admitted adjusted gross DTAs	135,834	424	113,332	3,025	22,502	(2,601)
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.0%	100.0%	2.6%	0.0%	-2.6%	100.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

	2021	2020	Change

Gross deferred tax assets	$179,567	$159,418	$20,149
Deferred tax liabilities	(48,591)	(46,883)	(1,708)
Net deferred tax asset	130,976	112,535	18,441
Tax effect of unrealized gains	(450)	(3,391)	2,941
Net deferred income tax asset, excluding unrealized gains	$130,526	$109,144	$21,382

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2021	2020

Deferred tax assets
Policyholder reserves	$70,539	$57,232
Investments	152	2,073
Deferred acquisition costs	40,066	29,111
Policyholder dividend accrual	2,339	3,648
Fixed and amortizable assets	(2,028)	10,975
Compensation and benefits accrual	30,683	27,486
Pension accrual	2,689	-
Receivables nonadmitted	31,124	9,966
Other	3,579	13,518
Ordinary deferred tax assets	179,143	154,009
Nonadmitted deferred tax assets	(43,310)	(40,677)
Admitted ordinary deferred tax assets	$135,833	$113,332

Capital
Investments	424	5,413
Nonadmitted	-	(2,388)
Admitted deferred tax assets	$136,257	$116,357

Deferred tax liabilities
Investments	$10,407	$9,835
Fixed assets	14,972	12,434
Deferred and uncollected premium	16,437	15,370
Policyholder reserves	6,877	8,521
Other	(102)	543
Ordinary deferred tax liabilities	48,591	46,703
Capital - investments	-	180
Deferred tax liabilities	48,591	46,883

Net admitted deferred tax asset	$87,666	$69,474

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2021	2020

Tax expense at the federal statutory rate	$9,770	$1,102
Tax preferenced investment income	(30,240)	(13,046)
Nondeductible expenses	170	456
Change in interest maintenance reserve	(757)	(347)
Change in nonadmitted assets	(6,715)	(4,189)
Elimination of statutory ceding commission amortization and capitalization	4,567	(1,022)
Net assets transferred in conjunction with an affiliate reinsurance transaction	12,612	-
Provision to return adjustment	516	(31)
Change in pension liability	(978)	(916)
Other	(247)	(2,623)
	$(11,302)	$(20,616)

Federal and foreign income taxes incurred	$10,080	$(4,362)
Change in net deferred income taxes	(21,382)	(16,254)
Total statutory income tax benefit	$(11,302)	$(20,616)

Federal income tax-operating	$10,794	$(5,913)
Federal income tax-capital gains (losses)	(714)	1,551
Federal income tax incurred	$10,080	$(4,362)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2021	$18,860
2020	$3,828
2019	$2,652

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

A reconciliation of the beginning and ending liability for tax contingencies is as follows:

	2021	2020

Beginning of the year balance	$1,324	$1,445
Additions based on tax positions related to prior years	-	152
Deduction for Expiration of Federal Statute of Limitations	(1,324)	(273)
End of the year balance	$-	$1,324

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2017. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state.

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2021 and 2020, life reinsurance assumed was approximately 25 and 26 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 18 and 16 percent of gross life insurance premium income in 2021 and 2020, respectively. Premiums on accident and health reinsurance assumed were approximately 22 and 21 percent of gross accident and health premium income in both 2021 and 2020, respectively.

Effective July 1, 2021, Pioneer Mutual Life Insurance Company (“Pioneer”) entered into an agreement with the Company to cede all of Pioneer’s outstanding policies (with net policyholder liabilities of approximately $410.8 million) through a 100% indemnity coinsurance agreement. As a result of the transaction, the net gain (loss) from operations before tax was improved by $20.1 million and included the following items:

1.	Pioneer paid a ceding commission to the Company of $31.4 million.

2.	Pioneer transferred its existing interest maintenance reserve (“IMR”) balance of $0.5 million ($0.7 million pre-tax).

3.	The Company recorded no transaction expenses and purchase price adjustments as a result of the transaction.

4.	The Company deferred $24.8 million of the gain on the reinsurance transaction to be recognized over time.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

In addition, the following summarizes other impacts of the transaction.

1.	Pioneer transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $492.2 million. In accordance with the agreement, Pioneer transferred the realized capital gains created on the transaction of $60.1 million to the Company.

2.	The following summarizes the net settlement and the amounts transferred or accrued to the Company, subject to finalization of customary post-closing:

Statutory reserves as of July 1, 2021	$403,539
Realized capital gains on invested assets transferred	60,059
Existing IMR (pre-tax)	675
Ceding commission	31,427
Accrued interest on invested assets transferred	(3,234)
Total net settlement amount	492,466

Invested assets transferred at fair value	492,199
Cash transferred	267
Total net settlement amount	492,466

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2021	2020

Reinsurance ceded on ordinary life in force	$ 53,997,540	$ 57,316,394
Reinsurance ceded on group and credit life in force	4,026,879	4,087,721
Life reinsurance premiums ceded	158,643	143,386
Accident and health reinsurance premiums ceded	52,235	53,828
Reinsurance recoveries	312,561	292,322

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2021 and 2020 by $2,070.0 million and $2,089.7 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2021 and 2020 by $95.6 million and $87.4 million, respectively, for reinsurance ceded.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract.  If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable.  Six reinsurers account for the majority of the Company’s December 31, 2021, ceded reserves for life and accident and health insurance.    Five of these reinsurers maintain A.M. Best ratings of A+, the remaining reinsurer was not rated by A.M. Best.  The last available rating for this reinsurer as of December 31, 2018 was B+. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica.  The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2021, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2021 or 2020.

The Company did not commute any material ceded reinsurance in 2021 or 2020.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2021 and 2020 was $225.6 million and $218.0 million, respectively. MidAmerica does not have an exclusive contract with the Company.

13.	Risk-based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2021 and 2020, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results or cash flows.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved paid in both 2021 and 2020. Total interest paid inception to date is $148.9 million.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2021 and 2020 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $136.6 million in 2022.

The Company paid a $6.0 million dividend to OneAmerica in 2021 and no dividend in 2020. The Company received a capital contribution of $338.7 million in 2020 from OneAmerica as part of proceeds from a senior note. The proceeds are intended to be used for general corporate purposes. The Company did not receive a capital contribution in 2021.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2021 is as follows:

Nonadmitted asset values	$(186,069)
Asset valuation reserve	$(178,425)
Net unrealized gain (losses)	$39,393
Reinsurance recoverables from unauthorized companies	$(47)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000,000 which matured in 2021. During 2021, the line of credit was renewed for an additional two years. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2021 or 2020.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2021 and 2020, the carrying value of the FHLBI Class B common stock was $75.0 million and $82.5 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding Agreements associated with the FHLBI totaled $1,351.5 million and $1,702.4 million of December 31, 2021 and 2020, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,352.3 million and $1,703.4 million at December 31, 2021 and 2020, respectively. Interest paid was $18.0 million and $27.6 million in 2021 and 2020, respectively.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,388.0 million and $2,869.9 million at December 31, 2021 and 2020, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,743.7 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $8.0 million at December 31, 2021.

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

•	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

•	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

•	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example the FHLBI stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2021	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$24	$-	$76,346	$76,370
Affiliate	-	-	-	-
Mutual funds	-	-	-	-
Total common stocks	24	-	76,346	76,370
Derivatives	-	63,620	-	63,620
Separate account assets *	21,110,020	-	-	21,110,020
Total Assets	$21,110,044	$63,620	$76,346	$21,250,010

Liabilities
Derivatives	$-	$44,595	$-	$44,595

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2020	Level 1	Level 2	Level 3	Value
Assets
Common stocks
Industrial & misc	$16	$-	$83,768	$83,784
Affiliate	-	-	-	-
Derivatives	-	-	-	-
Total common stocks	16	-	83,768	83,784
Derivatives	-	100,790	-	100,790
Separate account assets *	18,670,021	-	-	18,670,021
Total Assets	$18,670,037	$100,790	$83,768	$18,854,595

Liabilities
Derivatives	$-	$69,800	$-	$69,800

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

Common Stocks
Industrial & misc
Beginning Balance at December 31, 2019	$79,290
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	(70)
Purchases (1)	4,548
Issuances	-
Sales (1)	-
Settlements	-
Ending Balance at December 31, 2020	$83,768
Transfer into level 3	-
Transfer out of level 3	-
Total gains (losses) included in net income	-
Total gains (losses) included in surplus	30
Purchases	-
Issuances	-
Sales	(7,452)
Settlements	-
Ending Balance at December 31, 2021	$76,346

(1) Certain information for 2020 has been revised to accurately include the $4,548 of purchases within the purchases row and to conform to current period presentation. This amount was inadvertently included within the sales row in the prior period.

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2021					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,712,472	$12,811,094	$58,810	$12,767,789	$885,873	$-	$-
Preferred stocks	2,130	2,000	-	2,130	-	-	-
Common stocks	79,467	79,443	24	-	79,443	-	-
Mortgage loans	2,466,406	2,479,820	-	-	2,466,406	-	-
Cash & cash equivalents	72,329	72,329	72,329	-	-	-	-
Contract loans	-	489,729	-	-	-	489,729	-
Derivatives	63,620	63,620	-	63,620	-	-	-
Other invested assets	370,888	370,888	-	87,003	283,885	-	-
Securities lending reinvested collateral assets	610,295	610,406	97,190	513,105	-	-	-
Corporate owned life insurance	496,481	496,481	-	496,481	-	-	-
Employee and agent trust	347	347	-	347	-	-	-
Separate account assets	21,110,020	21,110,020	21,110,020	-	-	-	-
Liabilities
Derivatives	45,266	47,217	-	45,266	-	-	-
Payable for securities lending	610,295	610,406	97,190	513,105	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

	2020					Not Practicable	Net Asset Value
	Fair	Admitted				Carrying	(NAV)
	Value	Value	Level 1	Level 2	Level 3	Value

Assets
Bonds	$13,491,379	$12,168,892	$381,739	$12,475,252	$634,388	$-	$-
Preferred stocks	2,220	2,000	-	2,220	-	-	-
Common stocks	88,859	88,859	16	-	88,843	-	-
Mortgage loans	2,459,361	2,408,067	-	-	2,459,361	-	-
Cash & cash equivalents	200,906	200,906	200,906	-	-	-	-
Contract loans	-	441,012	-	-	-	441,012	-
Derivatives	100,971	100,790	-	100,971	-	-	-
Other invested assets	271,412	256,735	-	85,716	185,696	-	-
Securities lending reinvested collateral assets	657,438	657,363	118,209	539,229	-	-	-
Corporate owned life insurance	389,549	389,549	-	389,549	-	-	-
Employee and agent trust (1)	385	385	-	385	-	-	-
Separate account assets	18,670,021	18,670,021	18,670,021	-	-	-	-
Liabilities
Derivatives	69,800	69,800	-	69,800	-	-	-
Payable for securities lending	657,438	657,363	118,208	539,230	-	-	-
Funding agreements	1,734,761	1,702,414	-	-	1,734,761	-	-

(1) Certain information for 2020 has been revised to accurately disclose the Employee and agent trust amount as $385 rather than $384,950 and to conform to current period presentation. This actual balance in the trust was included in the 2020 disclosure instead of being adjusted to thousands.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2021 and 2020

(Dollars in tables in thousands)

18.	Subsequent Events and Other Items

On March 8, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company to cede a block of in-force and new individual annuities and group annuities with general account statutory reserves of $2,464.3 million through 100% indemnity coinsurance and separate account statutory reserves of $829.3 million through 100% indemnity modified coinsurance.  The treaty has an effective date of January 1, 2022.  The Company transferred assets to the reinsurer of $2,495.8 million, which is net of a ceding commission of $19 million paid to the Company from the reinsurer, subject to a customary post-close adjustment.  The reinsurer has established and will maintain a trust account holding qualified assets for the benefit of the Company to secure its obligations under the coinsurance agreement.

Management has evaluated the impact of all subsequent events through April 6, 2022, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2021

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$27,708
Other bonds (unaffiliated)	456,127
Preferred stocks (unaffiliated)	69
Common stocks (unaffiliated)	2,478
Common Stocks (affiliated)	6,000
Mortgage loans	101,555
Real estate	16,750
Premium notes, policy loans and liens	23,909
Cash and cash equivalents	2
Derivative Instruments	(1,427)
Other invested assets	27,826
Aggregate write-ins for investment income	1,518
Gross investment income	$662,515
Real estate owned—book value less encumbrances	$89,838
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,479,820
Total mortgage loans	$2,479,820

Mortgage loans by standing—book value
Good standing	$2,479,820
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,479,820

Other long-term assets—statement value	$370,888
Common stock of parent, subsidiary, and affiliates—book value	$3,073
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$895,523
Over 1 year through 5 years	3,101,064
Over 5 years through 10 years	3,564,443
Over 10 years through 20 years	2,436,711
Over 20 years	2,758,381
No maturity date	54,972
Total by maturity	$12,811,094

Bonds by class—statement value
Class 1	$6,719,645
Class 2	5,490,839
Class 3	460,446
Class 4	122,233
Class 5	14,026
Class 6	3,905
Total by class	$12,811,094

Total bonds publicly traded	$6,965,923
Total bonds privately placed	$5,845,171

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Preferred stocks—statement value	$2,000
Common stocks—market value	$79,443
Short-term investments—book value	$-
Derivatives - statement value, net	$16,403
Cash (overdraft) on deposit	$72,329
Life insurance in force, net of reinsurance
Ordinary	$70,796,786
Credit life	$455
Group life	$60,515,068
Amount of accidental death insurance in force under ordinary policies	$18,927
Life insurance policies with disability provisions in force
Ordinary	$9,949,868
Group life	$36,595,091
Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$24,067
Income payable	$198
Ordinary—involving life contingencies
Income payable	$191
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$31,210
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,217,660
Group
Amount of income payable	$177,653
Fully paid account balance	$708,407
Not fully paid account balance	$4,685,302
Accident and health insurance—premiums in force
Ordinary	$48,998
Group	$165,567
Credit	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$9,954
Dividend accumulations—account balance	$46,059
Claim payments (by accident year)
Group accident and health
2021	$49,619
2020	$41,956
2019	$9,421
2018	$2,392
2017	$1,860
Prior	$10,454
Other accident and health
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2021	$-
2020	$-
2019	$-
2018	$-
2017	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2021

(In thousands)

The Company’s gross investment holdings as filed in the 2021 Annual Statement are $17,069.2 million.

			Admitted Assets as Reported
	Gross Investment Holdings		in the Annual Statement
	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1. Long term Bonds (Schedule D, Part 1):
1.01 U.S. Governments	$630,588	3.694%	$630,588	-	$630,588	3.694%
1.02 All Other Governments	121,071	0.709%	121,071	-	121,071	0.709%
1.03 U.S. States, Territories and Possessions etc, Guaranteed	19,905	0.117%	19,905	-	19,905	0.117%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	2,282	0.013%	2,282	-	2,282	0.013%
1.05 U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	496,384	2.908%	496,384	-	496,384	2.908%
1.06 Industrial and Miscellaneous	11,434,374	66.99%	11,434,374	105,251	11,539,625	67.61%
1.07 Hybrid Securities	51,519	0.302%	51,519	-	51,519	0.302%
1.08 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
1.09 SVO Identified Funds	54,971	0.322%	54,971	-	54,971	0.322%
1.10 Bank Loans	-	0.000%	-	-	-	0.000%
1.11 Total Long-Term Bonds	12,811,094	75.050%	12,811,094	105,251	12,916,345	75.671%
2. Preferred Stocks (Schedule D, Part 2, Sections 1):
2.01 Industrial and Misc. (Unaffiliated)	2,000	0.012%	2,000	-	2,000	0.012%
2.02 Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
2.03 Total Preferred Stocks	2,000	0.012%	2,000	-	2,000	0.012%
3. Common Stocks (Schedule D, Part 2, Sections 2):
3.01 Industrial and Misc. (Unaffiliated) Publicly Traded	24	0.000%	24	-	24	0.000%
3.02 Industrial and Misc. (Unaffiliated) Other	76,346	0.447%	76,346	-	76,346	0.447%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	3,073	0.018%	3,073	-	3,073	0.018%
3.04 Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
3.05 Mutual Funds	-	0.000%	-	-	-	0.000%
3.06 Total Common Stocks	79,443	0.465%	79,443	-	79,443	0.465%
4. Mortgage Loans (Schedule B):				-
4.01 Farm Mortgages	-	0.000%	-	-	-	0.000%
4.02 Residential Mortgages	-	0.000%	-	-	-	0.000%
4.03 Commercial Mortgages	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
4.04 Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
4.05 Total Mortgage Loans	2,479,820	14.527%	2,479,820	-	2,479,820	14.528%
5. Real estate (Schedule A):
5.01 Properties Occupied by Company	75,238	0.441%	75,238	-	75,238	0.441%
5.02 Properties Held for Production of Income	14,600	0.086%	14,600	-	14,600	0.086%
5.03 Properties Held for Sale	-	0.000%	-	-	-	0.000%
5.04 Total Real Estate	89,838	0.526%	89,838	-	89,838	0.526%
6. Cash, cash equivalents, and short term investments:
6.01 Cash (Schedule E, Part 1)	72,329	0.424%	72,329	228,638	300,967	1.763%
6.02 Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	97,155	97,155	0.569%
6.03 Short-Term Investments (Schedule DA)	-	0.000%	-	179,362	179,362	1.051%
6.04 Total Cash, Cash Equivalents, and Short Term Investments	72,329	0.424%	72,329	505,155	577,484	3.383%
7. Contract Loans	489,729	2.869%	489,729	-	489,729	2.869%
8. Derivatives (Schedule DB)	63,620	0.373%	63,620	-	63,620	0.373%
9. Other Invested Assets (Schedule BA)	371,751	2.178%	370,889	-	370,889	2.173%
10. Receivables for Securities	-	0.000%	-	-	-	0.000%
11. Securities Lending (Schedule DL, Part 1)	610,406	3.576%	610,406	xxx	xxx	xxx
12. Aggregate Write-ins for Invested Assets	-	0.000%	-	-	-	0.000%
13. Total Invested Assets	$17,070,029	100.00%	$17,069,167	$610,406	$17,069,167	100.00%

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2021

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $17,938.1 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets

2.01	FEDERAL HOME LOAN BANKS	$75,038	0.4%
2.02	AMERICAN WATER WORKS COMPANY INC	71,067	0.4%
2.03	STANLEY BLACK & DECKER INC	64,122	0.4%
2.04	NORTHROP GRUMMAN CORP	55,358	0.3%
2.05	AP ARISTOTLE HOLDINGS LLC	53,998	0.3%
2.06	LOCKHEED MARTIN CORPORATION	50,891	0.3%
2.07	KONINKLIJKE PHILIPS NV	48,997	0.3%
2.08	RAYTHEON TECHNOLOGIES CORPORATION	47,909	0.3%
2.09	BANK OF AMERICA CORP	47,336	0.3%
2.10	ALLIANT ENERGY CORP	45,883	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets

3.01 NAIC – 1	$6,719,645	37.5%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	5,490,839	30.6%	P/RP – 2	2,000	0.0%
3.03 NAIC – 3	460,446	2.6%	P/RP – 3	-	0.0%
3.04 NAIC – 4	122,233	0.7%	P/RP – 4	-	0.0%
3.05 NAIC – 5	14,025	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	3,906	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

4.01	Total admitted assets held in foreign investments	$2,298,862	12.8%
4.02	Foreign-currency-denominated investments	70,853	0.4%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets

5.01	Countries rated NAIC-1	$2,164,368	12.1%
5.02	Countries rated NAIC-2	108,336	0.6%
5.03	Countries rated NAIC-3 or below	26,158	0.1%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets

	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$805,205	4.5%
6.02	Country:	Australia	466,562	2.6%

	Countries rated NAIC-2
6.03	Country:	Mexico	$62,780	0.3%
6.04	Country:	Indonesia	11,754	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$12,000	0.1%
6.06	Country:	Columbia	4,835	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

10. List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets

10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$48,997	0.3%
10.02	SIEMENS AG	44,790	0.2%
10.03	CRH PLC	42,309	0.2%
10.04	INVESCO LTD	34,113	0.2%
10.05	KEMBLE WATER HOLDINGS LTD	33,106	0.2%
10.06	ROYAL DUTCH SHELL PLC	31,437	0.2%
10.07	CENTERBRIDGE CREDIT FUNDING CBCF_21-1A	29,750	0.2%
10.08	CSL LTD	28,481	0.2%
10.09	BAE SYSTEMS PLC	27,714	0.2%
10.10	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes [ X ] No [ ]

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line is not applicable because the Company does not have contractual sales restrictions.

Line is not applicable because the Company’s equity securities are less than 2.5% of admitted assets.

Line 14.01-14.05 is not applicable because the Company’s nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

List 10 largest fund managers:

	Ten largest fund managers:
	Fund Manager	Total Invested	Diversified	Nondiversified

14.06	Madison Capital	$ 95,059	$ 95,059	$ -
14.07	Maranon SRF	62,447	62,447	-
14.08	iShares	54,971	54,971	-
14.09	Pinebridge	27,508	27,508	-
14.10	Neuberger Berman	23,487	23,487	-
14.11	Barings	22,946	22,946	-
14.12	CVC	21,992	21,992	-
14.13	PIMCO	19,715	19,715	-
14.14	HGGC	19,581	19,581	-
14.15	Blackstone	17,776	17,776	-

15. Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes [ ] No[X]

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
Type (Residential, Commercial, Agricultural)		Amount	Admitted Assets

16.02	Commerical	$33,000	0.2%
16.03	Commerical	28,057	0.2%
16.04	Commerical	27,443	0.2%
16.05	Commerical	26,000	0.1%
16.06	Commerical	24,616	0.1%
16.07	Commerical	23,500	0.1%
16.08	Commerical	22,373	0.1%
16.09	Commerical	22,169	0.1%
16.10	Commerical	21,823	0.1%
16.11	Commerical	21,608	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets

16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets

17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	-	0.0%	-	0.0%
17.05 below 70%	-	0.0%	2,479,820	13.8%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2021

(In thousands)

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets
held as collateral for such transactions)	$6,843,941	38.2%	$6,373,385	$6,299,779	$6,807,342
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$-	0.0%	$-	$-	$-
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.                   Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.                   Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.       Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.       Provisions that permit settlements to be made less frequently than quarterly;

c.      Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.       The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2021

(In thousands)

4.                   Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.                   Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.       Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.       Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2021

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2021 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2021 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Individual Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Individual Unit Trust indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Individual Unit Trust as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS International Value Portfolio A Class - 04-377 (1)	Invesco V.I. Core Equity Fund Series II Class - 04-826 (1)
AB VPS Small Mid Cap Value Portfolio A Class - 04-378 (1)	Invesco V.I. Diversified Dividend Fund Series I Class - 04-861 (1)
Alger Large Cap Growth Portfolio I-2 Class - 04-500 (1)	Invesco V.I. Global Real Estate Fund Series I Class - 04-825 (1)
Alger Small Cap Growth Portfolio I-2 Class - 04-515 (1)	Invesco V.I. Health Care Fund Series I Class - 04-815 (1)
American Century VP Capital Appreciation Fund I Class - 04-410 (1)	Invesco V.I. High Yield Fund Series I Class - 04-830 (1)
American Century VP Income & Growth Fund I Class - 04-425 (1)	Invesco V.I. International Growth Fund Series II Class - 04-827 (1)
American Century VP International Fund I Class - 04-420 (1)	Janus Henderson Balanced Portfolio Service Class - 04-611 (1)
American Century VP Mid Cap Value Fund II Class - 04-397 (1)	Janus Henderson Flexible Bond Portfolio Institutional Class - 04-607 (1)
American Century VP Ultra Fund I Class - 04-122 (1)	Janus Henderson Forty Portfolio Institutional Class - 04-602 (1)
BNY Mellon Investment Portfolios, Small Cap Stock Index Port Ser Class - 04-646 (1)	Janus Henderson Global Research Portfolio Institutional Class - 04-606 (1)
BNY Mellon Investment Portfolios, Technology Growth Port Service Class - 04-650 (1)	Janus Henderson Mid Cap Value Portfolio Service Class - 04-259 (1)
BNY Mellon Variable Investment Fund, Appreciation Portfolio Service Cl - 04-645 (1)	Janus Henderson Overseas Portfolio Service Class - 04-609 (1)
Calvert VP SRI Mid Cap Growth Portfolio - 04-520 (1)	Neuberger Berman AMT Mid Cap Growth Portfolio Service Class - 04-866 (1)
Columbia Variable Portfolio-Small Cap Value Fund 1 Class - 04-382 (1)	Neuberger Berman Mid Cap Intrinsic Value Portfolio I Class - 04-870 (1)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204
T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Fidelity VIP Asset Manager Portfolio Initial Class - 04-230 (1)	Neuberger Berman Short Duration Bond Portfolio I Class - 04-875 (1)
Fidelity VIP Contrafund Portfolio Initial Class - 04-245 (1)	Pioneer Bond VCT Portfolio I Class - 04-CPG (1)
Fidelity VIP Equity-Income Portfolio Initial Class - 04-205 (1)	Pioneer Equity Income VCT Portfolio I Class - 04-CPF (1)
Fidelity VIP Freedom 2010 Portfolio Initial Class - 04-162 (1)	Pioneer Equity Income VCT Portfolio II Class - 04-598 (1)
Fidelity VIP Freedom 2015 Portfolio Initial Class - 04-161 (1)	Pioneer Fund VCT Portfolio I Class - 04-596 (1)
Fidelity VIP Freedom 2020 Portfolio Initial Class - 04-159 (1)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 04-597 (1)
Fidelity VIP Freedom 2025 Portfolio Initial Class - 04-158 (1)	Royce Capital Small-Cap Portfolio Investor Class - 04-750 (1)
Fidelity VIP Freedom 2030 Portfolio Initial Class - 04-157 (1)	T. Rowe Price Blue Chip Growth Portfolio - 04-124 (1)
Fidelity VIP Freedom Income Portfolio Initial Class - 04-164 (1)	T. Rowe Price Equity Income Portfolio - 04-580 (1)
Fidelity VIP Growth Portfolio Initial Class - 04-210 (1)	T. Rowe Price Limited-Term Bond Portfolio - 04-585 (1)
Fidelity VIP High Income Portfolio Initial Class - 04-215 (1)	Templeton Foreign VIP Fund 2 Class - 04-909 (1)
Fidelity VIP Index 500 Portfolio Initial Class - 04-225 (1)	Templeton Global Bond VIP Fund 1 Class - 04-907 (1)
Fidelity VIP Mid Cap Portfolio Service 2 Class - 04-941 (1)	Timothy Plan Conservative Growth Variable - 04-126 (1)
Fidelity VIP Overseas Portfolio Initial Class - 04-220 (1)	Vanguard VIF Diversified Value Portfolio - 04-190 (1)
Franklin Allocation VIP Fund 1 Class - 04-908 (1)	Vanguard VIF Mid-Cap Index Portfolio - 04-118 (1)
Franklin Small Cap Value VIP Fund 1 Class - 04-906 (1)	Vanguard VIF Small Company Growth Portfolio - 04-119 (1)
Goldman Sachs VIT Government Money Market Fund Service Class - 04-CGK (1)	Vanguard VIF Total Bond Market Index Portfolio - 04-121 (1)

(1) Statement of net assets as of December 31, 2021, statement of operations for the year ended December 31, 2021, statements of changes in net assets for the years ended December 31, 2021 and 2020, and financial highlights for the years or periods ended December 31, 2021, 2020, 2019, 2018, and 2017

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Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management.  Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Individual Unit Trust based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Individual Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 22, 2022

We have served as the auditor of one or more of the subaccounts of AUL American Individual Unit Trust since 1995.

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